As Filed with the Securities and Exchange Commission on April 30, 2008
Registration Nos. 333 - 25663
811 - 08187

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.
☒ Post-Effective Amendment No. 14

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 15

AMERICAN FIDELITY SEPARATE ACCOUNT B
(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA	73106
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code	(405) 523-2000

Stephen P. Garrett	Copies to:
Senior Vice President and
Chief Compliance Officer	Jennifer Wheeler
American Fidelity Assurance Company	McAfee & Taft
2000 N. Classen Boulevard	A Professional Corporation
Oklahoma City, Oklahoma 73106	10th Floor, Two Leadership Square
(Name and Address of Agent for Service)	Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2008 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐ on May 1, 2008 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual variable annuity contracts

                                                                                                AFAdvantage Variable Annuity®

from

May 1, 2008

AFAdvantage Variable Annuity®
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
PROSPECTUS
May 1, 2008

American Fidelity Separate Account B (“Separate Account B”) is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity® policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

AFAdvantage Variable Annuity® is a fixed and variable deferred annuity policy. You have 17 investment options in the annuity — the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:

American Fidelity Dual Strategy Fund, Inc.®

American Century Variable Portfolios, Inc.

VP Balanced Fund

VP Capital Appreciation Fund

VP Income & Growth Fund

VP International Fund

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V. I. Fund

BlackRock Large Cap Growth V. I. Fund

BlackRock Value Opportunities V. I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Stock Index Fund, Inc.

Dreyfus Variable Investment Fund

Growth and Income Portfolio

International Value Portfolio

Dreyfus Investment Portfolios

Technology Growth Portfolio

Vanguard® Variable Insurance Fund

Total Bond Market Index Portfolio

Balanced Portfolio

Small Company Growth Portfolio

This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. Please keep a copy of this prospectus for future reference. We filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”) dated May 1, 2008 that provides more information about the policy. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at 800-662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus carefully and keep it for future reference.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

Account value: The value of your policy during the accumulation phase.

Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, the annuity is in the accumulation phase.

Accumulation unit: The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation phase or period.

Annuitant: The person on whose life annuity payments are based.

Annuity: A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date: The date annuity payments begin.

Annuity options: The various methods available to select as pay-out plans for an annuitant’s annuity payments.

Annuity payments: Regular income payments you may receive from the policy during the annuity phase.

Annuity phase: The period during which we make annuity payments.

Annuity unit: The unit of measure we use to calculate your annuity payments during the annuity phase. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity units.

Assumed Investment Rate: The assumed rate of return used to determine the first annuity payment for a variable annuity option.

Eligible portfolios: Each sub-account invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options. We reserve the right to add, remove or combine sub-accounts as eligible investment options.

Policy: The AFAdvantage Variable Annuity.

Policy owner: The person or entity entitled to ownership rights under a policy.

Portfolio companies: The companies offering the portfolios in which the sub-accounts invest.

Purchase payment: The money invested by you or on your behalf in the policy.

Separate account: Our separate account that provides the variable investment options. The separate account is called American Fidelity Separate Account B, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

i

Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding eligible portfolio.

We, Us, Our: American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your: Generally, the policy owner.

ii

TABLE OF CONTENTS

Page

Summary	1
Fee Table	3
Condensed Financial Information	8
Revenue Sharing Arrangements	10
The AFAdvantage Variable Annuity®	11
How to Purchase an AFAdvantage Variable Annuity® Policy	12
Receiving Payments from the Annuity	13
Investment Options	15
Expenses	18
Withdrawals	19
Loans	21
Death Benefit	21
Taxes	23
Other Information	25
Table of Contents of the Statement of Additional Information	26

iii

SUMMARY

In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

The AFAdvantage Variable Annuity®. In this prospectus, we describe the AFAdvantage Variable Annuity® flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 16 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

We designed the AFAdvantage Variable Annuity® for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

Like all deferred annuities, the AFAdvantage Variable Annuity® has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59½.

The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.

Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:

American Fidelity Dual Strategy Fund, Inc.®

American Century Variable Portfolios, Inc. – VP Balanced Fund

American Century Variable Portfolios, Inc. – VP Capital Appreciation Fund

American Century Variable Portfolios, Inc. – VP Income & Growth Fund

American Century Variable Portfolios, Inc. – VP International Fund

BlackRock Variable Series Funds, Inc. – BlackRock Basic Value V. I. Fund

BlackRock Variable Series Funds, Inc. – BlackRock Large Cap Growth V. I. Fund

BlackRock Variable Series Funds, Inc. – BlackRock Value Opportunities V. I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Stock Index Fund, Inc.

Dreyfus Variable Investment Fund – Growth and Income Portfolio

Dreyfus Variable Investment Fund – International Value Portfolio

Dreyfus Investment Portfolios – Technology Growth Portfolio

Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio

Vanguard® Variable Insurance Fund – Balanced Portfolio

Vanguard® Variable Insurance Fund – Small Company Growth Portfolio

1

At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information that appears elsewhere in this document describing how you can obtain a copy of the portfolios’ prospectuses.

Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

Taxes. The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59½, you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. A portion of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401(k) hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100. Withdrawals and charges that may apply to withdrawals are discussed under “Withdrawals” elsewhere later in this document.

Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

Questions. If you have any questions about your AFAdvantage Variable Annuity® policy or need more information, please contact us at:

American Fidelity Assurance Company

Annuity Services Department

P.O. Box 25520

Oklahoma City, Oklahoma 73125-0520

Telephone: (800) 662-1106

E-mail: va.help@af-group.com

2

FEE TABLE

The following tables describe the fees and expenses you will pay when owning, withdrawing amounts from, or surrendering your policy. The first table describes the fees and expenses that you will pay at the time you withdraw from your policy or surrender your policy. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount as described elsewhere in this document)

Policy Year	Withdrawal Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9+	0%

Transfer Fee

There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Loan Fee	5%(1)

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(2)	Our Fee	Maximum Fee
Policy Maintenance Fee before August 1, 2008 (per policy per year)	$30	$36
Policy Maintenance Fee as of August 1, 2008 (per policy per year)	$15	$36

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

______________________________

(1)	We charge an interest rate of 5%.

(2)  We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your participant account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

3

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, 12b-1 fees and other expenses)	MINIMUM 0.16%	MAXIMUM 1.23%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. ®

Management Fees	0.50%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.50%

American Century Variable Portfolios, Inc. (1) (2)

VP Balanced Fund

Management Fees	0.90%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.90%

VP Capital Appreciation Fund

Management Fees	1.00%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	1.00%

VP Income & Growth Fund

Management Fees	0.70%
Other Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	0.71%

VP International Fund

Management Fees	1.20%
Other Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	1.21%

BlackRock Variable Series Funds, Inc. (4)

BlackRock Basic Value V. I. Fund (5)

Management Fees	0.60%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.67%

BlackRock Large Cap Growth V. I. Fund (5)

Management Fees	0.65%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.76%

BlackRock Value Opportunities V. I. Fund (6)

Management Fees	0.75%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.85%

4

The Dreyfus Socially Responsible Growth Fund, Inc (7)
Management Fees	0.75%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.82%

The Dreyfus Stock Index Fund, Inc. (7)

Management Fees	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.27%

Dreyfus Variable Investment Fund (7)

Growth and Income Portfolio

Management Fees	0.75%
Other Expenses	0.06%
Acquired Portfolio Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.82%

International Value Portfolio

Management Fees	1.00%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	1.19%

Dreyfus Investment Portfolios (7)

Technology Growth Portfolio

Management Fees	0.75%
Other Expenses	0.09%
Acquired Portfolio Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.85%

Vanguard® Variable Insurance Fund

Balanced Portfolio

Management Fees	0.14%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.24%

Small Company Growth Portfolio

Management Fees	0.21%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.36%

Total Bond Market Index Portfolio

Management Fees	0.11%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.16%

____________________

(1)	American Century Variable Portfolios, Inc. – Share Class: I.
(2)

The fund pays its advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund’s most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund’s unified management fee rate generally decreases as the fund’s assets increase, and increases as the fund’s assets decrease.

(3)

Other expenses include the fees and expenses of the fund’s independent directors and their legal counsel, interest, and fees and expenses incurred by the fund as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

(4)	BlackRock Variable Series Funds, Inc. – Share Class: I.
(5)	Acquired Fund Fees and Expenses are less than 0.01%.
(6)

The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets given in the portfolio’s most recent annual report, which does not include Acquired Fund Fees and Expenses.

(7)	The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios – Share Class: Initial.

5

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses (other than transfer fees and loan fees), contract fees, separate account annual expenses and portfolio fees and expenses. The examples reflect a $30 policy maintenance fee. As of August 1, 2008, the policy maintenance fee is $15.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

	Time Periods
	1 Year	3 Years	5 Years	10 Years

American Fidelity Dual Strategy Fund, Inc. ®	(a) 1,032.90	1,300.13	1,630.34	2,587.90
	(b) 232.90	714.80	1,219.25	2,587.90
American Century Variable Portfolios, Inc.
VP Balanced Fund	(a) 1,072.99	1,413.54	1,822.93	2,988.46
	(b) 272.99	835.22	1,420.02	2,988.46
VP Capital Appreciation Fund	(a) 1,082.99	1,441.68	1,870.45	3,085.89
	(b) 282.99	865.09	1,469.56	3,085.89
VP Income & Growth Fund	(a) 1,053.97	1,359.85	1,731.95	2,800.39
	(b) 253.97	778.21	1,325.18	2,800.39
VP International Fund	(a) 1,103.95	1,500.48	1,969.43	3,287.02
	(b) 303.95	927.52	1,572.76	3,287.02
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V. I. Fund	(a) 1,049.96	1,348.50	1,712.68	2,760.29
	(b) 249.96	766.16	1,305.09	2,760.29
BlackRock Large Cap Growth V. I. Fund	(a) 1,058.98	1,374.01	1,755.98	2,850.26
	(b) 258.98	793.24	1,350.23	2,850.26
BlackRock Value Opportunities V. I. Fund	(a) 1,067.99	1,399.44	1,799.07	2,939.35
	(b) 267.99	820.25	1,395.15	2,939.35

The Dreyfus Socially Responsible Growth Fund, Inc.	(a) 1,064.99	1,390.97	1,784.73	2,909.75
	(b) 264.99	811.25	1,380.20	2,909.75
The Dreyfus Stock Index Fund, Inc.	(a) 1,009.77	1,234.29	1,517.76	2,349.50
	(b) 209.77	644.89	1,101.89	2,349.50
Dreyfus Variable Investment Fund
Growth and Income Portfolio	(a) 1,064.99	1,390.97	1,784.73	2,909.75
	(b) 264.99	811.25	1,380.20	2,909.75
International Value Portfolio	(a) 1,101.96	1,494.90	1,960.05	3,268.06
	(b) 301.96	921.60	1,562.98	3,268.06

6

Dreyfus Investment Portfolios
Technology Growth Portfolio	(a) 1,067.99	1,399.44	1,799.07	2,939.35
	(b) 267.99	820.25	1,395.15	2,939.35
Vanguard® Variable Insurance Fund
Balanced Portfolio	(a) 1,006.75	1,225.66	1,502.98	2,317.96
	(b) 206.75	635.74	1,086.47	2,317.96
Small Company Growth Portfolio	(a) 1,018.83	1,260.11	1,561.97	2,443.50
	(b) 218.83	672.31	1,147.98	2,443.50
Total Bond Market Index Portfolio	(a) 998.69	1,202.63	1,463.44	2,233.34
	(b) 198.69	611.28	1,045.26	2,233.34

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2007. Except for American Fidelity Dual Strategy Fund, Inc.®, we did not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

7

CONDENSED FINANCIAL INFORMATION

During the accumulation phase, we calculate the value of each policy owner’s share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 1998 (when Separate Account B began operating) and (2) the year that the sub-account began operations. An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub-account Units at December 31
American Fidelity Dual Strategy Fund, Inc.®
1999	$10.000	$10.827	117,520
2000	$10.827	$10.705	395,899
2001	$10.705	$ 9.351	694,276
2002	$ 9.351	$ 6.904	1,037,323
2003	$ 6.904	$ 8.528	1,344,082
2004	$ 8.528	$ 9.086	1,539,678
2005	$ 9.086	$ 9.279	1,716,657
2006	$ 9.279	$10.044	1,811,121
2007	$10.044	$10.875	1,904,933
American Century Variable Portfolios, Inc.
VP Balanced Fund
2001	$10.000	$ 9.651	36,514
2002	$ 9.651	$ 8.599	81,687
2003	$ 8.599	$10.119	126,257
2004	$10.119	$10.943	176,890
2005	$10.943	$11.313	214,586
2006	$11.313	$12.216	247,661
2007	$12.216	$12.628	279,947
VP Capital Appreciation Fund
2001	$10.000	$ 8.226	10,356
2002	$ 8.226	$ 6.385	25,397
2003	$ 6.385	$ 7.578	42,236
2004	$ 7.578	$ 8.031	63,361
2005	$ 8.031	$ 9.657	88,216
2006	$ 9.657	$11.152	104,286
2007	$11.152	$16.018	142,737
VP Income & Growth Fund
2001	$10.000	$ 9.140	14,457
2002	$ 9.140	$ 7.260	27,264
2003	$ 7.260	$ 9.251	58,478
2004	$ 9.251	$10.297	86,484
2005	$10.297	$10.614	125,355
2006	$10.614	$12.242	150,860
2007	$12.242	$12.052	208,519
VP International Fund
2001	$10.000	$ 8.439	5,151
2002	$ 8.439	$ 6.619	13,646
2003	$ 6.619	$ 8.119	25,478
2004	$ 8.119	$ 9.192	38,683
2005	$ 9.192	$10.255	62,264
2006	$10.255	$12.631	93,385
2007	$12.631	$14.689	149,005

8

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
1999	$10.000	$ 9.973	4,710
2000	$ 9.973	$11.067	17,180
2001	$11.067	$11.366	66,644
2002	$11.366	$ 9.207	153,166
2003	$ 9.207	$12.085	257,674
2004	$12.085	$13.223	386,872
2005	$13.223	$13.409	530,030
2006	$13.409	$16.097	694,283
2007	$16.097	$16.146	892,467
BlackRock Large Cap Growth V. I. Fund
2007	$10.000	$ 9.998	30,461
BlackRock Value Opportunities V. I. Fund
1998	$10.000	$ 9.379	8,913
1999	$ 9.379	$12.368	23,027
2000	$12.368	$13.981	49,990
2001	$13.981	$17.888	119,801
2002	$17.888	$13.435	214,238
2003	$13.435	$18.915	297,114
2004	$18.915	$21.425	402,337
2005	$21.425	$23.297	512,870
2006	$23.297	$25.891	621,352
2007	$25.891	$25.277	724,026
The Dreyfus Socially Responsible Growth Fund, Inc.
1998	$10.000	$13.216	45,112
1999	$13.216	$16.935	138,362
2000	$16.935	$14.842	394,034
2001	$14.842	$11.320	766,867
2002	$11.320	$ 7.924	1,135,310
2003	$ 7.924	$ 9.836	1,411,981
2004	$ 9.836	$10.291	1,564,613
2005	$10.291	$10.505	1,649,194
2006	$10.505	$11.300	1,670,202
2007	$11.300	$11.999	1,679,226
The Dreyfus Stock Index Fund, Inc.
1998	$10.000	$12.881	132,663
1999	$12.881	$15.303	426,172
2000	$15.303	$13.676	835,502
2001	$13.676	$11.831	1,239,428
2002	$11.831	$ 9.049	1,696,711
2003	$ 9.049	$11.443	2,110,659
2004	$11.443	$12.472	2,435,599
2005	$12.472	$12.862	2,710,155
2006	$12.862	$14.635	2,885,112
2007	$14.635	$15.174	3,013,169
Dreyfus Investment Portfolios
Technology Growth Portfolio
2001	$10.000	$ 8.133	11,448
2002	$ 8.133	$ 4.854	35,608
2003	$ 4.854	$ 7.219	86,639
2004	$ 7.219	$ 7.144	149,677
2005	$ 7.144	$ 7.304	184,657
2006	$ 7.304	$ 7.506	213,260
2007	$ 7.506	$ 8.483	279,693

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Dreyfus Variable Investment Fund
Growth and Income Portfolio
1998	$10.000	$11.423	55,399
1999	$11.423	$13.153	140,249
2000	$13.153	$12.467	250,767
2001	$12.467	$11.564	373,878
2002	$11.564	$ 8.506	503,816
2003	$ 8.506	$10.606	616,212
2004	$10.606	$11.229	691,609
2005	$11.229	$11.432	739,699
2006	$11.432	$12.896	741,677
2007	$12.896	$13.777	750,643
International Value Portfolio
1999	$10.000	$11.925	6,860
2000	$11.925	$11.314	26,819
2001	$11.314	$ 9.672	56,210
2002	$ 9.672	$ 8.363	79,758
2003	$ 8.363	$11.234	101,663
2004	$11.234	$13.282	126,127
2005	$13.282	$14.641	155,871
2006	$14.641	$17.682	200,812
2007	$17.682	$18.142	285,749
Vanguard Variable Insurance Fund
Balanced Portfolio
2005	$10.000	$10.463	122,880
2006	$10.463	$11.849	280,559
2007	$11.849	$12.649	543,112
Small Company Growth Portfolio
2005	$10.000	$11.023	25,238
2006	$11.023	$11.968	90,323
2007	$11.968	$12.233	286,440
Total Bond Market Index Portfolio
2005	$10.000	$ 9.990	61,452
2006	$ 9.990	$10.266	100,023
2007	$10.266	$10.819	147,228

______________________________

REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as “revenue sharing.” Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a fund just because that sub-account has a more favorable revenue sharing arrangement with us.

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In connection with your sub-account purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the companies as denoted below. We have entered into revenue sharing arrangements with the following companies:

Portfolio Company	Revenue Sharing %
BlackRock Advisors, LLC	0.10%
American Century Investment Services, Inc.	0.20% on assets over $10 million
The Dreyfus Corporation	0.15% on assets up to $25 million

0.20% on assets over $25 million

THE AFADVANTAGE VARIABLE ANNUITY ®

Owning an AFAdvantage Variable Annuity® Policy

As the owner of an AFAdvantage Variable Annuity® policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant’s life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant’s death.

Assigning the Policy

During the annuitant’s life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record an assignment. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

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Voting Rights

Although we legally own the portfolios’ shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners’ instructions, we will vote the shares in our own right.

HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY ® POLICY

Purchase Payments

When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

After your initial purchase payment, you may make purchase payments at any time during the accumulation phase. In accordance with the policy, these payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy. Your policy will not lapse if no purchase payments are made in a policy year. All payment allocations among the investment options must be in whole percentages.

Accumulation Units

Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

•

dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

•	subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

The value of an accumulation unit relating to any sub-account may go up or down from day to day.

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When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to The Dreyfus Stock Index Fund, Inc. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund, Inc. is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund, Inc. sub-account.

RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date.

The duration of your annuity period will impact the amount of your monthly annuity payments. Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

The earliest date you may request commencement of your annuity payments is 30 days after we issue your annuity policy. The annuity date may not be later than your 85th birthday (or the annuitant’s 85th birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70½, whichever comes later (or age 70½ if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitations described under “Tax Treatment of Withdrawals — Tax-Deferred Annuities and 401(k) Plans” elsewhere in this document, if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee’s date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

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You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods

We will make monthly payments for the guaranteed period selected, and thereafter during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity

We will make monthly payments during the joint lifetime of two people, usually husband and wife. Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise. Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally. If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66 2/3% or 50%, as applicable of the number of annuity units credited to the participant as of the date of the death of the first annuitant.

OPTION 4	Period Certain	We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years. This option is available as a fixed annuity only.

Annuity Payments

Annuity payments are paid in monthly installments. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

•	the value of your policy in the variable investment options on the annuity date,
•	the assumed investment rate used in the annuity table for the policy, and
•	the performance of the portfolios that correspond with the sub-accounts you selected.

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More than one assumed investment rate is available. You may select either 1%, 3% or 5%. If one is not chosen, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

INVESTMENT OPTIONS

When you buy an AFAdvantage Variable Annuity® policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B’s sub-accounts. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Fidelity Dual Strategy Fund, Inc.® (Call 800-662-1106 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: American Fidelity Assurance Company Sub-Advisors: Quest Investment Management, Inc., Todd Investment Advisors, Inc., WEDGE Capital Management LLP, and The Renaissance Group LLC

American Century Variable Portfolios, Inc.

Portfolios available under AFAdvantage Variable Annuity® policy:

•        VP Balanced Fund

•        VP Capital Appreciation Fund

•        VP Income & Growth Fund

•        VP International Fund

(Call 800-345-6488 to request portfolio prospectus)

Open-end, management investment company offering one or more portfolios available under the AFAdvantage Variable Annuity®

Advisor for VP Balanced Fund, VP Capital Appreciation Fund, and VP Income and Growth Fund: American Century Investment Management, Inc.

Advisor for VP International Fund: American Century Global Investment Management, Inc.

Sub-Advisor: None

BlackRock Variable Series Funds, Inc.

Portfolios available under AFAdvantage Variable Annuity® policy:

•        BlackRock Basic Value V. I. Fund

•        BlackRock Large Cap Growth V. I. Fund

•        BlackRock Value Opportunities V. I. Fund

(Call 1-800-441-7762) to request portfolio prospectus)

	Open-end, management investment company offering one or more separate funds available under the AFAdvantage Variable Annuity®	Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC
The Dreyfus Socially Responsible Growth Fund, Inc. (Call 800-554-4611 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation Sub-Advisor: Mellon Capital Management
The Dreyfus Stock Index Fund, Inc. (Call 800-554-4611 to request portfolio prospectus)	Open-end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation) Sub-Advisor: Mellon Capital Management

Dreyfus Variable Investment Fund

Portfolios available under AFAdvantage Variable Annuity® policy:

•        Growth and Income Portfolio

•        International Value Portfolio

(Call 800-554-4611 to request portfolio prospectus)

	Open-end, management investment company offering one or more portfolios available under the AFAdvantage Variable Annuity®	Advisor: The Dreyfus Corporation Sub-Advisor: The Boston Company Asset Management, LLC
Dreyfus Investment Portfolios Portfolios available under AFAdvantage Variable Annuity® policy: • Technology Growth Portfolio (Call 800-554-4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the AFAdvantage Variable Annuity®	Advisor: The Dreyfus Corporation Sub-Advisor: The Boston Company Asset Management, LLC

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Vanguard® Variable Insurance Fund

Portfolios available under AFAdvantage Variable Annuity® policy:

•        Total Bond Market Index Portfolio

•        Balanced Portfolio

•        Small Company Growth Portfolio

(Call 800-210-6348 to request portfolio prospectus)

Open-end management investment company offering one or more portfolios available under the AFAdvantage Variable Annuity®

Advisor of Vanguard VIF Total Bond Market Index Portfolio: The Vanguard Group

Sub-Advisor: None

Advisor of Vanguard VIF Balanced Portfolio: Wellington Management Company, LLP

Sub-Advisor: None

Advisors of Vanguard VIF Small Company Growth Portfolio: Granahan Investment Management, Inc., and Vanguard Quantitative Equity Group

Sub-Advisor: None

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets which could adversely affect such portfolio’s net asset value per share.

You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table that appears elsewhere in this document. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity® policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers

At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

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Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option. There is no transfer fee charged for the one transfer. You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.

Automatic Dollar Cost Averaging

Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as a source of the transfer. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase. If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

Asset Rebalancing

After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee, however, no other fees are charged.

Frequent Purchases and Redemptions

Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.

We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option. Market timing can be accomplished by switching back and forth between investment options. Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity. In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

•	We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the accumulation phase.
•	We only allow one transfer per year during the annuity phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).

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•

We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•

We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile and, when available, electronic transfer through our website. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•

If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal. While not designed specifically to discourage market timing activities these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

We plan to enact a system in the near future to allow participants to make inter-fund transfers online. Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers. We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

EXPENSES

Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

•	mortality and expense risk;
•	administrative charge; and
•	distribution expense.

Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

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Administrative Charge. The administrative charge is equal, on an annual basis, to 0.15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of your participant account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy’s administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to 0.10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of your participant account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in “Withdrawals.” During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table that appears elsewhere in this document.

We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read the information under “Taxes” that appears elsewhere in this document, as well as the related discussion in our Statement of Additional Information.

We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us, including our officers, directors, etc. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

Prior to August 1, 2008, we deduct $30 from your policy every year as a policy maintenance charge. As of August 1, 2008, the policy maintenance fee is $15. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the investment options you have chosen. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

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There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

WITHDRAWALS

You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal on a form we accept. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

If you make a withdrawal request, and we receive your request prior to 3:00 p.m. Central Time, your withdrawal request will be processed on the same day. Withdrawal requests received after 3:00 p.m. Central Time will be processed on the next day. Withdrawal proceeds will be mailed within three to five business days of the date on which we receive your withdrawal request.

Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see “Taxes” and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed elsewhere in this document. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;

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•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

LOANS

If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and if your employer’s plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $1,000. We can change this amount at our discretion.

We charge an interest rate of 5% on any loans that you take against your policy. You may not make withdrawals while you have an outstanding loan against your policy.

If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable. There are special repayment guidelines available to you for personal or military leave. If a leave of absence is anticipated, you should contact us for assistance.

Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

DEATH BENEFIT

Death Benefit Amount

The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.

Death of Owner Before Annuity Date

If you die before the annuity date, the death benefit will be paid to the beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

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Death Benefit Options

If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or
•	payments, beginning by the end of the year following the participant’s death, for a period not to exceed the expected life of the beneficiary.

Any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death.

If the beneficiary is your spouse, he or she may:

•	choose to continue the policy in his or her own name at the current value of the policy;
•	choose a lump sum payment of the death benefit; or
•	apply the death benefit to an annuity option.

If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral of payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner’s death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

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TAXES

The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

The rules of the Internal Revenue Code of 1986, as amended (the “Code”) which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs — either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit Sharing/401(k) Plans.

If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

•	distributions made on or after the date on which the taxpayer reaches age 59½;
•	distributions made on or after the policy holder dies;
•	distributions made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);
•

distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

•	under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or
•	from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

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When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59½ years old or one of the other exceptions to the penalty applies.

Qualified Policies

The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy the amount received is taxable based on the ratio of your cost basis to your total accrued benefit under the retirement plan. To the extent an exception does not apply, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to certain distributions, including, but not limited to, distributions:

•	made on or after the date on which the owner or annuitant (as applicable) reaches age 59½;
•	following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);
•

made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

•	to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;
•

made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

•	made on account of a levy by the Internal Revenue Service under Section 6331 of the Code on a qualified retirement plan;
•	made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;
•

from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

•

from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year;

•	from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t) (8) of the Code);
•	made to individuals called to active duty (as described in Section 72(t)(2)(G)(i) of the Code);

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•	made to qualified public safety employees who have separated from service after age 50 (as described in Section 72(t)(10) of the Code); and
•	converted directly to a Roth IRA and reported as income for federal income tax purposes.

The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

•	reaches age 59½;
•	leaves his/her job;
•	dies; or
•	becomes disabled (as that term is defined in the Code).

A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Additionally, a withdrawal may be made in situations to which Section 72(t)(2)(G) of the Code applies (regarding individuals called to active duty). Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

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We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity® policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 16 sub-accounts.

We hold Separate Account B’s assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account’s assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity®.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

Our financial statements and Separate Account B’s financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

TABLE OF CONTENTS OF

THE STATEMENT OF ADDITIONAL INFORMATION

Page
General Information and History of American Fidelity Assurance Company	1
Federal Tax Status	1
Annuity Provisions	11
Offering of the AFAdvantage Variable Annuity®	12
Underwriter	12
Custodian and Independent Registered Public Accounting Firm	12
Investment Consultant	12
Legal Opinion	12
Financial Statements	13

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________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

□ AFAdvantage Variable Annuity® □ American Fidelity Dual Strategy Fund, Inc.® □ American Century Variable Portfolios, Inc. □ BlackRock Variable Series Funds, Inc.	□ The Dreyfus Socially Responsible Growth Fund, Inc. □ The Dreyfus Stock Index Fund, Inc. □ Dreyfus Variable Investment Fund □ Dreyfus Investment Portfolios □ Vanguard® Variable Insurance Fund

Name	________________________________________________________________

(please print)

Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

AFAdvantage Variable Annuity®
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2008 for the AFAdvantage Variable Annuity®.

The Prospectus contains information that a prospective investor should know before investing. For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800-662-1106	va.help@af-group.com

AFAdvantage Variable Annuity®
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

TABLE OF CONTENTS

Page
General Information and History of American Fidelity Assurance Company	1
Federal Tax Status	1
Annuity Provisions	10
Offering of the AFAdvantage Variable Annuity®	11
Underwriter	12
Custodian and Independent Registered Public Accounting Firm	12
Investment Consultant	12
Legal Opinion	12
Financial Statements	12

AFAdvantage Variable Annuity®
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

GENERAL INFORMATION AND HISTORY OF

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

FEDERAL TAX STATUS

NOTE: The following description is based upon American Fidelity Assurance Company’s understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”) governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the “Treasury Department”). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

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The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are eligible for a direct rollover but are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; (c) hardship withdrawals; or (d) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

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Tax Treatment of Withdrawals – Non-Qualified Policies

The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an “annuity policy” under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer’s marginal income tax rate.

Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer’s income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer’s principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer’s then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer’s income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

•	A distribution that is made on or after the date the taxpayer reaches age 59½;
•	A distribution that is made on or after the death of the owner;
•	A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

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•

A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

•	A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and
•	A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

To qualify as an “annuity policy” under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within five years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner’s spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See “Tax Treatment of Withdrawals - Qualified Policies.”)

Qualified Plans

The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance’s administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See “Tax Treatment of Withdrawals - Qualified Policies.”)

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Tax-Deferred Annuities

Section 403(b) of the Code permits the purchase of “tax-deferred annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See “Tax Treatment of Withdrawals - Qualified Policies” and “Tax-Deferred Annuities and 401(k) Plans - Withdrawal Limitations.”) Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Roth Contributions

Beginning in 2006, the Code allows individuals to make elective contributions on an after-tax basis to a 403(b) Tax Deferred Annuity and a tax-qualified plan with a 401(k) feature if permitted under the terms of the employer’s plan or policies. These contributions are added to pre-tax employee contributions for purposes of the individual’s elective deferral limits of the Code. Roth contributions and their earnings will be accounted for separately from pre-tax contributions.

Qualified distributions from designated Roth accounts are free from federal income tax. A qualified distribution requires that an individual has held the designated Roth account for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½ or on the individual’s death or disability. The 10% penalty tax and the regular exceptions to the 10% penalty tax apply to taxable distributions from a Roth account. Amounts may be rolled over from an individual’s designated Roth account to another designated Roth account or a Roth IRA established for the individual.

Currently, we do not permit designated Roth contributions to this policy. However, we may permit policy owners to make Roth contributions in the future.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $5,000 per year for 2008 ($6,000 for individuals who are at least 50 years of age). Lower maximum limitations apply to individuals with adjusted gross incomes in 2008 between $101,000 and $116,000 in the case of single taxpayers, between $159,000 and $169,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $5,000 annual limitation for 2008 continues to apply to all of a taxpayer’s IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

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Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½; on the individual’s death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit Sharing/401(k) Plans

Generally, Sections 401(a) and 401(k) of the Code permit non-governmental employers to establish various types of tax-deferred retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Policies

The following discussion explains how the general principles of tax-deferred investing apply to policies issued pursuant to qualified plans.

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Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan

If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or a Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt to an “eligible retirement plan” which includes the following:

•	a traditional individual retirement arrangement under Section 408 of the Code;
•	another Code Section 401(a) Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;
•	a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

These special rules only apply to distributions that qualify as “eligible rollover distributions” under the Code. Eligible rollover distributions are subject to a mandatory 20% federal tax withholding unless the eligible rollover distribution is transferred to an eligible retirement plan in a trustee to trustee rollover. In general, a distribution from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

•

It is part of a series of payments made for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

•	It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or
•	It is made from a Plan by reason of a hardship.

Required minimum distributions under Section 401(a)(9) include the following required payments:

•	If the plan is an Individual Retirement Annuity, payments required by the April 1 following the calendar year in which the taxpayer reaches age 70½ or any later calendar year; and
•

If the plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), payments are required by the later of the April 1 following the calendar year in which the taxpayer reaches age 70½ or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

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The administrator of the applicable qualified plan should provide additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer’s “after-tax” contributions to the policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the “after-tax” contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

•	A distribution that is made on or after the date the taxpayer reaches age 59½;
•	A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;
•	A distribution that is made on or after the death of the owner;
•	A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);
•

A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

•	A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;
•

A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

•

A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

•

Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

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•

Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

•	Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).
•	A distribution that is converted directly to a Roth IRA.

Required Distributions

Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

•	Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70½; and
•

If the qualified plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70½ or the calendar year in which the taxpayer terminates employment with the employer and

•	When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer’s death. The applicable plan documents will contain such rules.

Tax-Deferred Annuities and 401(k) Plans — Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59½; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) incurs a hardship. However, withdrawals for hardship are restricted to the portion of the owner’s policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Deferred Annuities/Loans

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may take a loan under the policy if the employer’s plan allows, at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $1,000 (which can be changed at our discretion). You may not make withdrawals while you have an outstanding loan against your policy.

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If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner’s vested account balance or $10,000; or (2) $50,000, reduced by the Owner’s highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

Tax Deferred Annuities/Trustee to Trustee Transfers to Purchase Permissive Service Credit

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may direct a trustee-to-trustee transfer to a defined benefit governmental plan to purchase permissive service credit with the governmental defined benefit plan.

ANNUITY PROVISIONS

Variable Annuity Payout

An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

The value of an annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

•	The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and
•	The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

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An owner can choose either a 1%, 3%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

The dollar amount of each fixed annuity payment will not vary. The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

American Fidelity Assurance Company is currently offering one form of a policy for Separate Account B which provides for a guaranteed minimum interest rate of 3%. Under this policy, the dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. However, we may begin offering another form of the policy for Separate Account B which provides for a guaranteed minimum interest rate of 1%. If this occurs, the 1% guaranteed minimum interest rate would only apply to new contracts issued from that time forward.

The 1% guaranteed minimum interest rate policy, if offered, is an annual indexed rate determined as the lesser of 3% per annum and the five year Constant Maturity Treasury Rate reported by the Federal Reserve over a three month average, reduced by 1.25% rounded to the nearest 0.05%. Each year on November 1, we will calculate the guaranteed minimum interest rate to take effect on the following January 1.

Under this indexed policy form, the guaranteed minimum interest rate could change each year during the accumulation period. After election of an annuity payout option, the guaranteed rate for the Annuity Income Period will be locked in at the minimum guaranteed rate in effect at the time the election is made. Under this policy, the guaranteed minimum interest rate will never be less than 1%.

OFFERING OF THE AFADVANTAGE VARIABLE ANNUITY®

American Fidelity Separate Account B offers the AFAdvantage Variable Annuity® primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.

UNDERWRITER

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2007, 2006 and 2005 were $768,781, $811,873, and $796,430, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

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The financial statements of American Fidelity Separate Account B and American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as set forth in its reports appearing below. KPMG LLP’s address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma 73102.

INVESTMENT CONSULTANT

Asset Services Company, L.L.C., 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account B and American Fidelity Assurance Company. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company, the separate account’s depositor, pays any compensation payable to Asset Services for services provided to Separate Account B. No such compensation has been paid to Asset Services during the last three years.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

FINANCIAL STATEMENTS

Following are the financial statements of Separate Account B and American Fidelity Assurance Company. The consolidated financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

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AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Statements

December 31, 2007

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

Board of Directors

American Fidelity Assurance Company, and

Contract Owners

American Fidelity Separate Account B:

We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I., Basic Value V.I., Large Cap Growth V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International Value, Dual Strategy Fund, Total Bond Market Index, VNG Balanced, and VNG Small Company segregated subaccounts of American Fidelity Separate Account B (Account B) as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account B’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2007 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated Subaccounts of American Fidelity Separate Account B as of December 31, 2007, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 28, 2008

Oklahoma City, Oklahoma

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Assets and Liabilities

December 31, 2007

	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth
Investments:
Dreyfus Socially Responsible Growth Fund, Inc. (660,603 shares at net asset value of $30.50 per share) (cost $18,208,466)	$20,148,413

Dreyfus Stock Index Fund (1,222,546 shares at net asset value of $37.40 per share) (cost $37,697,102)		45,723,226

Dreyfus Variable Investment Funds:
Growth and Income Portfolio (406,680 shares at net asset value of $25.43 per share) (cost $8,767,795)			10,341,883

Small Company Stock Portfolio (0 shares at net asset value of $0 per share) (cost $0)				—

International Value Portfolio (297,422 shares at net asset value of $17.43 per share) (cost $4,735,145)					5,184,062

Dreyfus Investment Portfolios:
Technology Growth Portfolio (219,072 shares at net asset value of $10.83 per share) (cost $1,885,574)						2,372,554

Total assets	20,148,413	45,723,226	10,341,883	—	5,184,062	2,372,554

Total liabilities	—	—	—	—	—	—

Net assets	$20,148,413	45,723,226	10,341,883	—	5,184,062	2,372,554

Accumulation units outstanding	1,679,226	3,013,169	750,643	—	285,749	279,693

Net asset value per unit	$11.999	15.174	13.777	—	18.142	8.483

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Assets and Liabilities

December 31, 2007

	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.

Investments:
BlackRock Variable Series Funds:
Value Opportunities V.I. Fund (957,688 shares at net asset value of $19.11 per share) (cost $22,467,907)	$18,301,423

Basic Value V.I. Fund (1,039,675 shares at net asset value of $13.86 per share) (cost $15,431,096)		14,409,892

Large Cap Growth V.I. Fund (23,961 shares at net asset value of $12.71 per share) (cost $305,661)			304,540

Total assets	18,301,423	14,409,892	304,540

Total liabilities	—	—	—

Net assets	$18,301,423	14,409,892	304,540

Accumulation units outstanding	724,026	892,467	30,461

Net asset value per unit	$25.277	16.146	9.998

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Assets and Liabilities

December 31, 2007

	Segregated Subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Investments:
American Century Variable Portfolios:
VP Balanced (482,300 shares at net asset value of $7.33 per share) (cost $3,288,134)	$3,535,256

VP Capital Appreciation (143,072 shares at net asset value of $15.98 per share) (cost $1,356,485)		2,286,295

VP Income and Growth (297,048 shares at net asset value of $8.46 per share) (cost $2,186,065)			2,513,028

VP Ultra (0 shares at net asset value of $0 per share) (cost $0)				—

VP International Value (184,553 shares at net asset value of $11.86 per share) (cost $1,615,869)					2,188,795

American Fidelity Dual Strategy Fund, Inc. (1,696,335 shares at net asset value of $12.212 per share) (cost $17,084,346)						20,715,637

Total assets	3,535,256	2,286,295	2,513,028	—	2,188,795	20,715,637

Total liabilities	—	—	—	—	—	—

Net assets	$3,535,256	2,286,295	2,513,028	—	2,188,795	20,715,637

Accumulation units outstanding	279,947	142,737	208,519	—	149,005	1,904,933

Net asset value per unit	$12.628	16.018	12.052	—	14.689	10.875

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Assets and Liabilities

December 31, 2007

	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Investments:
Vanguard Total Bond Market Index (138,032 shares at net asset value of $11.54 per share) (cost $1,530,394)	$1,592,889

Vanguard Balanced (330,908 shares at net asset value of $20.76 per share) (cost $6,520,316)		6,869,654

Vanguard Small Company (193,066 shares at net asset value of $18.15 per share) (cost $3,655,766)			3,504,157

Total assets	1,592,889	6,869,654	3,504,157

Total liabilities	—	—	—

Net assets	$1,592,889	6,869,654	3,504,157

Accumulation units outstanding	147,228	543,112	286,440

Net asset value per unit	$10.819	12.649	12.233

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Operations

Year ended December 31, 2007

	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth

Net investment income (loss):
Investment income distribution from underlying mutual fund	$103,366	782,097	77,904	—	62,404	—

Less expenses:
Mortality and risk	247,923	565,750	126,911	15,933	56,060	25,392
Administration	29,751	67,890	15,229	1,912	6,727	3,047
Distribution	19,834	45,260	10,153	1,274	4,485	2,032

Total expenses	297,508	678,900	152,293	19,119	67,272	30,471

Net investment income (loss)	(194,142)	103,197	(74,389)	(19,119)	(4,868)	(30,471)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	450,679	—	501,248	—

Proceeds from sales	1,033,370	1,620,773	731,063	5,052,014	66,929	73,460
Cost of investments sold	905,116	1,350,215	647,085	4,060,956	66,154	65,962
	128,254	270,558	83,978	991,058	775	7,498

Net realized gains (losses) on investments	128,254	270,558	534,657	991,058	502,023	7,498

Unrealized appreciation (depreciation) on investments,
end of year	1,939,947	8,026,124	1,574,088	—	448,917	486,980
Unrealized appreciation (depreciation) on investments,
beginning of year	703,325	6,831,554	1,371,212	668,941	869,600	219,687

Change in unrealized appreciation (depreciation) on investments	1,236,622	1,194,570	202,876	(668,941)	(420,683)	267,293

Net increase (decrease) in net assets from operations	$1,170,734	1,568,325	663,144	302,998	76,472	244,320

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Operations

Year ended December 31, 2007

	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.
Net investment income (loss):
Investment income distribution from underlying mutual fund	$58,079	225,889	870

Less expenses:
Mortality and risk	225,263	166,180	1,493
Administration	27,031	19,942	179
Distribution	18,021	13,294	119

Total expenses	270,315	199,416	1,791
	(212,236)	26,473	(921)
Net investment income (loss)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	3,176,794	1,866,752	—

Proceeds from sales	426,420	156,726	3,945
Cost of investments sold	440,604	147,499	3,923
	(14,184)	9,227	22

Net realized gains (losses) on investments	3,162,610	1,875,979	22

Unrealized appreciation (depreciation) on investments,
end of year	(4,166,483)	(1,021,204)	(1,121)
Unrealized appreciation (depreciation) on investments,
beginning of year	(687,778)	957,886	—

Change in unrealized appreciation (depreciation) on investments	(3,478,705)	(1,979,090)	(1,121)

Net increase (decrease) in net assets from operations	$(528,331)	(76,638)	(2,020)

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Operations

Year ended December 31, 2007

	Segregated Subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Net investment income (loss):
Investment income distribution from underlying mutual fund	$64,121	—	35,801	—	9,177	253,612

Less expenses:
Mortality and risk	41,667	21,184	29,204	12,357	21,221	248,453
Administration	5,000	2,542	3,504	1,483	2,546	29,814
Distribution	3,333	1,695	2,336	989	1,698	19,876

Total expenses	50,000	25,421	35,044	14,829	25,465	298,143

Net investment income (loss)	14,121	(25,421)	757	(14,829)	(16,288)	(44,531)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	156,119	—	—	—	—	—

Proceeds from sales	199,835	59,880	133,871	2,300,079	31,539	732,671
Cost of investments sold	189,465	47,571	117,690	1,973,871	27,654	614,227
	10,370	12,309	16,181	326,208	3,885	118,444

Net realized gains (losses) on investments	166,489	12,309	16,181	326,208	3,885	118,444

Unrealized appreciation (depreciation) on investments,
end of year	247,122	929,810	326,963	—	572,927	3,631,291
Unrealized appreciation (depreciation) on investments,
beginning of year	324,133	323,172	406,223	148,378	317,184	2,164,174

Change in unrealized appreciation (depreciation) on investments	(77,011)	606,638	(79,260)	(148,378)	255,743	1,467,117

Net increase (decrease) in net assets from operations	$103,599	593,526	(62,322)	163,001	243,340	1,541,030

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Operations

Year ended December 31, 2007

	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company
Net investment income (loss):
Investment income distribution from underlying mutual fund	$45,057	117,582	9,226

Less expenses:
Mortality and risk	16,589	64,881	31,207
Administration	1,991	7,786	3,745
Distribution	1,327	5,190	2,496

Total expenses	19,907	77,857	37,448

Net investment income (loss)	25,150	39,725	(28,222)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	177,369	162,865

Proceeds from sales	144,897	62,490	47,584
Cost of investments sold	142,545	60,507	48,139
	2,352	1,983	(555)

Net realized gains (losses) on investments	2,352	179,352	162,310

Unrealized appreciation (depreciation) on investments,
end of year	62,495	349,338	(151,609)
Unrealized appreciation (depreciation) on investments,
beginning of year	14,310	266,444	18,989

Change in unrealized appreciation (depreciation) on investments	48,185	82,894	(170,598)

Net increase (decrease) in net assets from operations	$75,687	301,971	(36,510)

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2007

	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(194,142)	103,197	(74,389)	(19,119)	(4,868)	(30,471)
Net realized gains (losses) on investments	128,254	270,558	534,657	991,058	502,023	7,498
Unrealized appreciation (depreciation) during the year	1,236,622	1,194,570	202,876	(668,941)	(420,683)	267,293

Net increase (decrease) in net assets from operations	1,170,734	1,568,325	663,144	302,998	76,472	244,320

Contract transactions:
Net purchase payments received (note 3)	2,207,438	6,491,849	1,382,245	248,034	1,871,927	687,505
Withdrawal of funds (notes 2 and 3)	(2,103,352)	(4,559,768)	(1,268,454)	(5,207,913)	(315,055)	(159,922)

Net increase (decrease) in net assets from contract transactions	104,086	1,932,081	113,791	(4,959,879)	1,556,872	527,583

Increase (decrease) in net assets	1,274,820	3,500,406	776,935	(4,656,881)	1,633,344	771,903

Net assets, beginning of year	18,873,593	42,222,820	9,564,948	4,656,881	3,550,718	1,600,651

Net assets, end of year	$20,148,413	45,723,226	10,341,883	—	5,184,062	2,372,554

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2007

	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(212,236)	26,473	(921)
Net realized gains (losses) on investments	3,162,610	1,875,979	22
Unrealized appreciation (depreciation) during the year	(3,478,705)	(1,979,090)	(1,121)

Net increase (decrease) in net assets from operations	(528,331)	(76,638)	(2,020)

Contract transactions:
Net purchase payments received (note 3)	4,512,857	4,361,813	320,718
Withdrawal of funds (notes 2 and 3)	(1,770,683)	(1,051,409)	(14,158)

Net increase (decrease) in net assets from contract transactions	2,742,174	3,310,404	306,560

Increase (decrease) in net assets	2,213,843	3,233,766	304,540

Net assets, beginning of year	16,087,580	11,176,126	—

Net assets, end of year	$18,301,423	14,409,892	304,540

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2007

	Segregated Subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,121	(25,421)	757	(14,829)	(16,288)	(44,531)
Net realized gains (losses) on investments	166,489	12,309	16,181	326,208	3,885	118,444
Unrealized appreciation (depreciation) during the year	(77,011)	606,638	(79,260)	(148,378)	255,743	1,467,117

Net increase (decrease) in net assets from operations	103,599	593,526	(62,322)	163,001	243,340	1,541,030

Contract transactions:
Net purchase payments received (note 3)	751,951	652,081	970,390	344,085	865,545	2,860,747
Withdrawal of funds (notes 2 and 3)	(345,767)	(122,264)	(241,904)	(2,417,766)	(99,607)	(1,877,758)

Net increase (decrease) in net assets from contract transactions	406,184	529,817	728,486	(2,073,681)	765,938	982,989

Increase (decrease) in net assets	509,783	1,123,343	666,164	(1,910,680)	1,009,278	2,524,019

Net assets, beginning of year	3,025,473	1,162,952	1,846,864	1,910,680	1,179,517	18,191,618

Net assets, end of year	$3,535,256	2,286,295	2,513,028	—	2,188,795	20,715,637

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2007

	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Increase (decrease) in net assets from operations:
Net investment income (loss)	$25,150	39,725	(28,222)
Net realized gains (losses)	2,352	179,352	162,310
Unrealized appreciation (depreciation) during the year	48,185	82,894	(170,598)

Net increase (decrease) in net assets from operations	75,687	301,971	(36,510)

Contract transactions:
Net purchase payments received (note 3)	721,979	3,584,948	2,693,036
Withdrawal of funds (notes 2 and 3)	(231,578)	(341,688)	(233,330)

Net increase (decrease) in net assets from contract transactions	490,401	3,243,260	2,459,706

Increase (decrease) in net assets	566,088	3,545,231	2,423,196

Net assets, beginning of year	1,026,801	3,324,423	1,080,961

Net assets, end of year	$1,592,889	6,869,654	3,504,157

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2006

	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(249,797)	69,830	(63,625)	(68,815)	(6,792)	(21,864)
Net realized gains (losses) on investments	62,832	146,547	78,901	568,015	214,305	5,260
Unrealized appreciation (depreciation) during the year	1,526,566	4,831,401	1,087,767	(106,630)	335,280	55,466

Net increase (decrease) in net assets from operations	1,339,601	5,047,778	1,103,043	392,570	542,793	38,862

Contract transactions:
Net purchase payments received (note 3)	2,263,611	6,264,854	1,220,951	727,387	1,005,085	381,274
Withdrawal of funds (notes 2 and 3)	(2,053,594)	(3,949,153)	(1,215,440)	(692,564)	(279,197)	(168,283)

Net increase in net assets from contract transactions	210,017	2,315,701	5,511	34,823	725,888	212,991

Increase in net assets	1,549,618	7,363,479	1,108,554	427,393	1,268,681	251,853

Net assets, beginning of year	17,323,975	34,859,341	8,456,394	4,229,488	2,282,037	1,348,798

Net assets, end of year	$18,873,593	42,222,820	9,564,948	4,656,881	3,550,718	1,600,651

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2006

	Segregated Subaccounts
	Value
	Opportunities	Basic
	V.I.	Value V.I.

Increase in net assets from operations:
Net investment income (loss)	$(167,873)	38,173
Net realized gains (losses) on investments	2,683,070	1,125,575
Unrealized appreciation (depreciation) during the year	(1,079,342)	527,334

Net increase (decrease) in net assets from operations	1,435,855	1,691,082

Contract transactions:
Net purchase payments received (note 3)	4,202,482	3,204,307
Withdrawal of funds (notes 2 and 3)	(1,498,910)	(826,365)

Net increase in net assets from contract transactions	2,703,572	2,377,942

Increase in net assets	4,139,427	4,069,024

Net assets, beginning of year	11,948,153	7,107,102

Net assets, end of year	$16,087,580	11,176,126

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2006

	Segregated Subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Increase in net assets from operations:
Net investment income (loss)	$8,074	(15,107)	2,473	(26,128)	(1,512)	(43,587)
Net realized gains (losses) on investments	172,718	21,560	12,779	4,439	3,875	66,190
Unrealized appreciation (depreciation) during the year	36,166	141,366	217,762	(56,139)	192,401	1,340,651

Net increase (decrease) in net assets from operations	216,958	147,819	233,014	(77,828)	194,764	1,363,254

Contract transactions:
Net purchase payments received (note 3)	651,390	303,040	460,547	540,162	425,362	2,617,145
Withdrawal of funds (notes 2 and 3)	(270,405)	(139,835)	(177,173)	(179,424)	(79,140)	(1,716,820)

Net increase in net assets from contract transactions	380,985	163,205	283,374	360,738	346,222	900,325

Increase in net assets	597,943	311,024	516,388	282,910	540,986	2,263,579

Net assets, beginning of year	2,427,530	851,928	1,330,476	1,627,770	638,531	15,928,039

Net assets, end of year	$3,025,473	1,162,952	1,846,864	1,910,680	1,179,517	18,191,618

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2006

	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Increase in net assets from operations:
Net investment income (loss)	$16,726	11,007	(7,818)
Net realized gains (losses)	(774)	57,804	46,685
Unrealized appreciation (depreciation) during the year	11,042	226,985	8,217

Net increase (decrease) in net assets from operations	26,994	295,796	47,084

Contract transactions:
Net purchase payments received (note 3)	510,553	1,961,140	816,350
Withdrawal of funds (notes 2 and 3)	(124,679)	(218,200)	(60,667)

Net increase in net assets from contract transactions	385,874	1,742,940	755,683

Increase in net assets	412,868	2,038,736	802,767

Net assets, beginning of year	613,933	1,285,687	278,194

Net assets, end of year	$1,026,801	3,324,423	1,080,961

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Highlights

December 31

	Socially Responsible Growth
	2007	2006	2005	2004	2003
Net assets	$20,148,413	18,873,593	17,323,975	16,101,655	13,887,963
Accumulation unit value	$11.999	11.300	10.505	10.291	9.836
Number of accumulation units outstanding	1,679,226	1,670,202	1,649,194	1,564,613	1,411,981
Investment income as a percent of average net assets	0.52%	0.10%	0.00%	0.42%	0.13%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	6.18%	7.57%	2.08%	4.63%	24.13%

	Stock Index
	2007	2006	2005	2004	2003
Net assets	$45,723,226	42,222,820	34,859,341	30,376,065	24,151,415
Accumulation unit value	$15.174	14.635	12.862	12.472	11.443
Number of accumulation units outstanding	3,013,169	2,885,112	2,710,155	2,435,599	2,110,659
Investment income as a percent of average net assets	1.73%	1.68%	1.65%	1.88%	1.55%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	3.69%	13.78%	3.13%	8.99%	26.46%

	Growth and Income
	2007	2006	2005	2004	2003
Net assets	$10,341,883	9,564,948	8,456,394	7,765,778	6,535,643
Accumulation unit value	$13.777	12.896	11.432	11.229	10.606
Number of accumulation units outstanding	750,643	741,677	739,699	691,609	616,212
Investment income as a percent of average net assets	0.77%	0.79%	1.36%	1.29%	0.86%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	6.83%	12.81%	1.81%	5.87%	24.69%

	Small Company Stock
	2007	2006	2005	2004	2003
Net assets	$—	4,656,881	4,229,488	3,803,158	2,899,439
Accumulation unit value	$—	15.539	14.215	14.301	12.248
Number of accumulation units outstanding	—	299,683	297,534	265,944	236,722
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.11%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	***	9.31%	(0.60)%	16.76%	40.81%

	International Value
	2007	2006	2005	2004	2003
Net assets	$5,184,062	3,550,718	2,282,037	1,675,274	1,142,062
Accumulation unit value	$18.142	17.682	14.641	13.282	11.234
Number of accumulation units outstanding	285,749	200,812	155,871	126,127	101,663
Investment income as a percent of average net assets	1.39%	1.26%	0.00%	1.17%	1.29%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	2.60%	20.77%	10.23%	18.23%	34.33%

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Highlights

December 31

	Technology Growth
	2007	2006	2005	2004	2003
Net assets	$2,372,554	1,600,651	1,348,798	1,069,340	625,446
Accumulation unit value	$8.483	7.506	7.304	7.144	7.219
Number of accumulation units outstanding	279,693	213,260	184,657	149,677	86,639
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	13.01%	2.77%	2.24%	(1.04)%	48.72%

	Value Opportunities V.I.
	2007	2006	2005	2004	2003
Net assets	$18,301,423	16,087,580	11,948,153	8,619,872	5,619,858
Accumulation unit value	$25.277	25.891	23.297	21.425	18.915
Number of accumulation units outstanding	724,026	621,352	512,870	402,337	297,114
Investment income as a percent of average net assets	0.32%	0.31%	0.32%	0.00%	0.09%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	(2.37)%	11.13%	8.74%	13.27%	40.79%

	Basic Value V.I.
	2007	2006	2005	2004	2003
Net assets	$14,409,892	11,176,126	7,107,102	5,115,590	3,113,972
Accumulation unit value	$16.146	16.097	13.409	13.223	12.085
Number of accumulation units outstanding	892,467	694,283	530,030	386,872	257,674
Investment income as a percent of average net assets	1.71%	1.93%	1.61%	1.39%	1.49%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	0.30%	20.05%	1.41%	9.42%	31.26%

	Large Cap Growth V.I.
	2007**	2006	2005	2004	2003
Net assets	$304,540	—	—	—	—
Accumulation unit value	$9.998	—	—	—	—
Number of accumulation units outstanding	30,461	—	—	—	—
Investment income as a percent of average net assets	0.44%	—	—	—	—
Expenses as a percent of average net assets	1.50%	—	—	—	—
Total return	(0.02)%	—	—	—	—

	VP Balanced
	2007	2006	2005	2004	2003
Net assets	$3,535,256	3,025,473	2,427,530	1,935,788	1,277,638
Accumulation unit value	$12.628	12.216	11.313	10.943	10.119
Number of accumulation units outstanding	279,947	247,661	214,586	176,890	126,257
Investment income as a percent of average net assets	1.93%	1.80%	1.72%	1.48%	2.28%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	3.38%	7.98%	3.38%	8.14%	17.68%

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Highlights

December 31

	VP Capital Appreciation
	2007	2006	2005	2004	2003
Net assets	$2,286,295	1,162,952	851,928	508,860	320,060
Accumulation unit value	$16.018	11.152	9.657	8.031	7.578
Number of accumulation units outstanding	142,737	104,286	88,216	63,361	42,236
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	43.63%	15.48%	20.24%	5.98%	18.68%

	VP Income and Growth
	2007	2006	2005	2004	2003
Net assets	$2,513,028	1,846,864	1,330,476	890,536	540,966
Accumulation unit value	$12.052	12.242	10.614	10.297	9.251
Number of accumulation units outstanding	208,519	150,860	125,355	86,484	58,478
Investment income as a percent of average net assets	1.55%	1.66%	1.70%	1.24%	0.99%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	(1.55)%	15.34%	3.08%	11.31%	27.42%

	VP Ultra
	2007	2006	2005	2004	2003
Net assets	$—	1,910,680	1,627,770	1,222,664	759,986
Accumulation unit value	$—	8.808	9.244	9.185	8.424
Number of accumulation units outstanding	—	216,928	176,091	133,120	90,216
Investment income as a percent of average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	***	(4.72)%	0.65%	9.03%	23.03%

	VP International Value
	2007	2006	2005	2004	2003
Net assets	$2,188,795	1,179,517	638,531	355,566	206,856
Accumulation unit value	$14.689	12.631	10.255	9.192	8.119
Number of accumulation units outstanding	149,005	93,385	62,264	38,683	25,478
Investment income as a percent of average net assets	0.54%	1.32%	0.95%	0.47%	0.60%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	16.30%	23.17%	11.57%	13.20%	22.66%

	Dual Strategy Fund
	2007	2006	2005	2004	2003
Net assets	$20,715,637	18,191,618	15,928,039	13,990,194	11,461,787
Accumulation unit value	$10.875	10.044	9.279	9.086	8.528
Number of accumulation units outstanding	1,904,933	1,811,121	1,716,657	1,539,678	1,344,082
Investment income as a percent of average net assets	1.28%	1.24%	1.32%	1.08%	1.26%
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Total return	8.26%	8.24%	2.12%	6.54%	23.52%

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Highlights

December 31

	Total Bond Market Index
	2007	2006	2005*	2004	2003
Net assets	$1,592,889	1,026,801	613,933	—	—
Accumulation unit value	$10.819	10.266	9.990	—	—
Number of accumulation units outstanding	147,228	100,023	61,452	—	—
Investment income as a percent of average net assets	3.41%	3.55%	0.00%	—	—
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	—	—
Total return	5.39%	2.76%	(0.10)%	—	—

	VNG Balanced
	2007	2006	2005*	2004	2003
Net assets	$6,869,654	3,324,423	1,285,687	—	—
Accumulation unit value	$12.649	11.849	10.463	—	—
Number of accumulation units outstanding	543,112	280,559	122,880	—	—
Investment income as a percent of average net assets	2.28%	2.01%	0.00%	—	—
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	—	—
Total return	6.75%	13.25%	4.63%	—	—

	VNG Small Company
	2007	2006	2005*	2004	2003
Net assets	$3,504,157	1,080,961	278,194	—	—
Accumulation unit value	$12.233	11.968	11.023	—	—
Number of accumulation units outstanding	286,440	90,323	25,238	—	—
Investment income as a percent of average net assets	0.37%	0.24%	0.00%	—	—
Expenses as a percent of average net assets	1.50%	1.50%	1.50%	—	—
Total return	2.22%	8.57%	10.23%	—	—

*	These segregated subaccounts were added as investment options on May 1, 2005. Investment income and expense ratios are annualized and total return is not annualized.

**	This segregated subaccount was added as an investment option on May 1, 2007. Investment income and expense ratios are annualized and total return is not annualized.

***	Total return is not presented as these segregated subaccounts were terminated on May 1, 2007.

See accompanying notes to financial statements.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2007

(1)	Summary of Significant Accounting Policies
(a)	General

American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

Effective May 1, 2005, Account B added Total Bond Market Index, VNG Balanced, and VNG Small Company segregated subaccounts as options available to contract owners. Effective May 1, 2007, Account B added Large Cap Growth V.I. segregated subaccount and discontinued VP Ultra and Small Company Stock segregated subaccounts as options available to contract owners.

One of Account B’s subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

(b)	Investments

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

(c)	Income Taxes

Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account B’s net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a “regulated investment company” under subchapter M of the Code. Based on this, no charge is being made currently to Account B for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2007

(d)	Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account B. At December 31, 2007, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2007.

(e)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles generally requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(f)	Recently Adopted Accounting Pronouncements

Account B adopted the provisions of Financial Standards Accounting Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109, (FIN 48) on January 1, 2007. As a result of the implementation of FIN 48, Account B recognized no adjustment in the liability for unrecognized income tax positions. At the adoption date of January 1, 2007, Account B had no unrecognized tax positions and at December 31, 2007, Account B has no unrecognized tax positions.

Account B would recognize interest and penalties accrued related to unrecognized tax positions in the interest expense section of operating expense, should they occur. As of December 31, 2007, Account B has no accrued interest and penalties related to uncertain tax positions.

The tax years 2004 through 2007 remain open to examination by the major taxing jurisdictions to which Account B is subject. Account B, as a part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2007

(2)	Variable Annuity Contracts

AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners’ accounts, are equal to $30 per policy per year. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

	2007	2006

Socially Responsible Growth	$69,149	74,911
Stock Index	143,216	143,482
Growth and Income	26,501	27,096
Small Company Stock	3,191	13,335
International Value	13,131	8,422
Technology Growth	6,054	4,939
Value Opportunities V.I.	81,982	81,011
Basic Value V.I.	48,006	38,130
Large Cap Growth V.I.	556	—
VP Balanced	10,423	10,164
VP Capital Appreciation	4,420	3,184
VP Income and Growth	6,821	5,510
VP Ultra	1,567	6,315
VP International Value	4,489	2,789
Dual Strategy Fund	60,951	63,686
Total Bond Market Index	4,738	3,043
VNG Balanced	21,260	8,757
VNG Small Company	12,877	3,297

All such fees were paid to AFA.

During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2007

(3) Unit Activity From Contract Transactions

Transactions in units for each segregated subaccount for the years ended December 31, 2007 and 2006 were as follows:

	December 31, 2007
	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock*	Value	Growth

Accumulation units:
Outstanding, beginning of year	1,670,202	2,885,112	741,677	299,683	200,812	213,260
Increase for purchase payments received	186,937	426,123	102,692	15,470	102,174	86,547
Decrease for withdrawal of funds	(177,913)	(298,066)	(93,726)	(315,153)	(17,237)	(20,114)

Outstanding, end of year	1,679,226	3,013,169	750,643	—	285,749	279,693

	December 31, 2007
	Segregated Subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.*

Accumulation units:
Outstanding, beginning of year	621,352	694,283	—
Increase for purchase payments received	169,422	260,841	31,884
Decrease for withdrawal of funds	(66,748)	(62,657)	(1,423)

Outstanding, end of year	724,026	892,467	30,461

	December 31, 2007
	Segregated Subaccounts
			VP
		VP	Income		VP	Dual
	VP	Capital	and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra*	Value	Fund

Accumulation units:
Outstanding, beginning of year	247,661	104,286	150,860	216,928	93,385	1,811,121
Increase for purchase payments received	59,847	47,110	76,958	37,965	62,828	269,656
Decrease for withdrawal of funds	(27,561)	(8,659)	(19,299)	(254,893)	(7,208)	(175,844)

Outstanding, end of year	279,947	142,737	208,519	—	149,005	1,904,933

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2007

	December 31, 2007
	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Accumulation units:
Outstanding, beginning of year	100,023	280,559	90,323
Increase for purchase payments received	69,204	289,932	214,452
Decrease for withdrawal of funds	(21,999)	(27,379)	(18,335)

Outstanding, end of year	147,228	543,112	286,440

* On May 1, 2007, the Large Cap Growth V.I. segregated subaccount was added as an investment option and Small Company Stock and VP Ultra segregated subaccounts were discontinued.

	December 31, 2006
	Segregated Subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth

Accumulation units:
Outstanding, beginning of year	1,649,194	2,710,155	739,699	297,534	155,871	184,657
Increase for purchase payments received	212,159	464,869	102,959	48,018	62,472	52,304
Decrease for withdrawal of funds	(191,151)	(289,912)	(100,981)	(45,869)	(17,531)	(23,701)

Outstanding, end of year	1,670,202	2,885,112	741,677	299,683	200,812	213,260

	December 31, 2006
	Segregated Subaccounts
	Value
	Opportunities	Basic
	V.I.	Value V.I.

Accumulation units:
Outstanding, beginning of year	512,870	530,030
Increase for purchase payments received	169,160	221,546
Decrease for withdrawal of funds	(60,678)	(57,293)

Outstanding, end of year	621,352	694,283

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2007

	December 31, 2006
	Segregated Subaccounts
			VP
		VP	Income		VP	Dual
	VP	Capital	nd	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Accumulation units:
Outstanding, beginning of year	214,586	88,216	125,355	176,091	62,264	1,716,657
Increase for purchase payments received	56,266	29,182	41,478	61,229	38,058	273,269
Decrease for withdrawal of funds	(23,191)	(13,112)	(15,973)	(20,392)	(6,937)	(178,805)

Outstanding, end of year	247,661	104,286	150,860	216,928	93,385	1,811,121

	December 31, 2006
	Segregated Subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Accumulation units:
Outstanding, beginning of year	61,452	122,880	25,238
Increase for purchase payments received	50,980	177,078	70,194
Decrease for withdrawal of funds	(12,409)	(19,399)	(5,109)

Outstanding, end of year	100,023	280,559	90,323

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

December 31, 2007 and 2006 and

Each of the Years in the Three-Year

Period Ended December 31, 2007

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors

American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As described in note 1 to the consolidated financial statements, as of January 1, 2007, the Company adopted FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.

KPMG LLP

April 21, 2008

Oklahoma City, Oklahoma

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2007 and 2006
(In thousands, except per share amounts)

Assets	2007	2006

Investments:
Fixed maturities, at fair value
(amortized cost of $1,686,780 and $1,478,073
in 2007 and 2006, respectively)	$1,666,090	1,459,953
Equity securities, at fair value:
Preferred stocks (cost of $4,000 in 2006)	—	3,472
Common stocks (cost of $16,735 and $16,735 in
2007 and 2006, respectively)	20,999	19,786
Trading investments	622,249	596,617
Mortgage loans on real estate, net	324,558	311,622
Investment real estate, at cost (less accumulated
depreciation of $17 and $15 in 2007 and 2006,
respectively)	2,621	2,672
Policy loans	28,165	28,325
Short-term and other investments	34,210	72,855
	2,698,892	2,495,302
Cash	32,278	34,014
Accrued investment income	27,171	23,394
Accounts receivable:
Uncollected premiums	63,772	57,605
Reinsurance receivable	816,072	768,802
Other	4,951	7,156
	884,795	833,563
Deferred policy acquisition costs	413,476	378,393
Other assets	4,974	4,066
Separate account assets	353,570	325,433

Total assets	$4,415,156	4,094,165

(Continued)

2

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2007 and 2006
(In thousands, except per share amounts)

Liabilities and Stockholder’s Equity	2007	2006

Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$866,795	831,675
Accident and health	380,572	338,398
Unearned premiums	4,425	3,015
Benefits payable	108,375	94,796
Funds held under deposit administration contracts	793,808	764,433
Other policy liabilities	137,556	137,271
	2,291,531	2,169,588

Other liabilities:
Funds withheld under reinsurance contract	632,046	606,662
Derivative in funds withheld under reinsurance contract	7,502	16,195
Net deferred income tax liability	75,143	72,309
General expenses, taxes, licenses and fees payable,
and other liabilities	137,238	106,748
	851,929	801,914

Notes payable	443,319	371,643
Separate account liabilities	353,570	325,433

Total liabilities	3,940,349	3,668,578

Stockholder’s equity:
Common stock, par value $10 per share. 250,000
shares authorized, issued, and outstanding	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive loss	(10,675)	(10,136)
Retained earnings	451,444	401,685

Total stockholder’s equity	474,807	425,587

Commitments and contingencies (notes 9, 11, 12, and 14)

Total liabilities and stockholder’s equity	$4,415,156	4,094,165

See accompanying notes to consolidated financial statements.

3

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Income

Years ended December 31, 2007, 2006, and 2005
(In thousands, except per share amounts)

	2007	2006	2005
Revenues:
Premiums:
Life and annuity	$31,942	28,728	27,827
Accident and health	523,279	446,157	410,534
	555,221	474,885	438,361

Net investment income	80,359	68,407	76,013
Other income, net	21,436	27,313	29,143
Total revenues	657,016	570,605	543,517

Benefits:
Benefits paid or provided:
Life and annuity	21,538	21,813	20,380
Accident and health	267,021	235,299	216,267
Interest credited to funded contracts	36,485	34,847	32,820
(Decrease) increase in reserves for future policy benefits:
Life and annuity (net of increase in reinsurance
reserves ceded of $37,029, $20,238, and $8,131 in
2007, 2006, and 2005, respectively)	(1,909)	3,866	(49)
Accident and health (net of increase (decrease) in reinsurance reserves ceded of $12,151, $2,723, and $(4,574)
in 2007, 2006, and 2005, respectively)	27,207	23,725	27,001
Decrease in fair value of derivative in funds withheld under
reinsurance contract	(8,693)	(17,509)	(7,310)
	341,649	302,041	289,109

Expenses:
Selling costs	153,710	125,844	114,485
Other operating, administrative, and general expenses	94,461	89,746	87,053
Taxes, other than federal income taxes, and licenses
and fees	15,897	13,767	14,398
Increase in deferred policy acquisition costs	(35,083)	(32,806)	(24,033)
	228,985	196,551	191,903

Total benefits and expenses	570,634	498,592	481,012

Income before income tax expense	86,382	72,013	62,505

Income tax expense (benefit):
Current	18,462	12,621	20,963
Deferred	3,927	8,846	(802)
	22,389	21,467	20,161

Net income	$63,993	50,546	42,344

Basic net income per share	$255.97	202.18	169.38

See accompanying notes to consolidated financial statements.

4

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2007, 2006, and 2005
(In thousands)

			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income (loss)	earnings	equity

Balance, December 31, 2004	$2,500	31,538	21,490	334,144	389,672
Comprehensive income:
Net income	—	—	—	42,344	42,344
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	(22,773)	—	(22,773)
Comprehensive income					19,571
Dividends paid	—	—	—	(13,790)	(13,790)

Balance, December 31, 2005	2,500	31,538	(1,283)	362,698	395,453
Comprehensive income:
Net income	—	—	—	50,546	50,546
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	(8,853)	—	(8,853)
Comprehensive income					41,693
Dividends paid	—	—	—	(11,559)	(11,559)

Balance, December 31, 2006	2,500	31,538	(10,136)	401,685	425,587
Comprehensive income:
Net income	—	—	—	63,993	63,993
Net change in unrealized holding
gain on investments available
for sale, net of reclassification
adjustment, net of tax	—	—	(539)	—	(539)
Comprehensive income					63,454
Dividends paid	—	—	—	(13,636)	(13,636)
Adjustment to initially apply FIN 48
(note 9)	—	—	—	(598)	(598)

Balance, December 31, 2007	$2,500	31,538	(10,675)	451,444	474,807

See accompanying notes to consolidated financial statements.

5

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005
Cash flows from operating activities:
Net income	$63,993	50,546	42,344
Adjustments to reconcile net income to net cash
provided by operating activities:
Provision for depreciation	2	2	2
Accretion of discount on investments	(8,694)	(8,009)	(8,382)
Realized gains on investments	(893)	(1,261)	(480)
Net purchases, sales, and maturities of
trading investments	(28,196)	(21,775)	(33,086)
Increase in deferred policy acquisition costs	(35,083)	(32,806)	(24,033)
(Increase) decrease in accrued investment income	(3,777)	8	(1,688)
(Increase) decrease in accounts receivable	(51,232)	(23,211)	5,185
(Increase) decrease in other assets, net of
realized gains	(908)	(227)	1,690
Increase in policy liabilities	92,283	59,470	38,287
Interest credited on deposit and other
investment-type contracts	36,485	34,847	32,820
Charges on deposit and other
investment-type contracts	(15,400)	(14,005)	(10,777)
Increase in general expenses, taxes, licenses
and fees payable, funds withheld under
reinsurance contract, and other liabilities	54,473	37,457	20,458
Decrease in fair value of derivative in funds
withheld under reinsurance contract	(8,693)	(17,509)	(7,310)
Net change in fair value of trading investments	8,866	17,378	7,105
Provision for other than temporarily impaired
investment	1,552	—	363
Deferred income taxes	3,927	8,846	(802)

Total adjustments	44,712	39,205	19,352

Net cash provided by operating activities	108,705	89,751	61,696

Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available for sale	194,519	293,406	279,099
Equity securities available for sale	3,254	15,252	5,948
Mortgage loans on real estate	29,746	42,388	27,520
Net change in short-term and other investments,
net of realized gains	44,760	(22,744)	4,552
Purchase of investments:
Fixed maturities available for sale	(406,684)	(216,220)	(406,971)
Equity securities available for sale	—	(938)	(11,737)
Mortgage loans on real estate	(42,811)	(54,993)	(57,649)
Net change in policy loans	160	(338)	(432)

Net cash (used in) provided by investing activities	(177,056)	55,813	(159,670)

(Continued)

6

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005
Cash flows from financing activities:
Dividends paid to parent	$(13,636)	(11,559)	(13,790)
Proceeds from notes payable	125,105	60,000	75,000
Repayment of notes payable	(53,429)	(193,429)	(4,142)
Deposits to deposit and other
investment-type contracts	101,630	100,559	98,454
Withdrawals from deposit and other
investment-type contracts	(93,055)	(81,986)	(64,256)

Net cash provided by (used in) financing activities	66,615	(126,415)	91,266

Net (decrease) increase in cash	(1,736)	19,149	(6,708)

Cash, beginning of year	34,014	14,865	21,573

Cash, end of year	$32,278	34,014	14,865
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$18,349	17,519	16,084
Federal income taxes, net of refunds received	15,830	14,150	14,010

Supplemental disclosure of noncash investing activities:
Change in net unrealized holding gain on investment
available for sale, net of deferred tax benefit
of $290, $4,767, and $12,270 in 2007, 2006,
and 2005, respectively	(539)	(8,853)	(22,773)

See accompanying notes to consolidated financial statements.

7

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

(1)	Business Description and Significant Accounting Policies
(a)	Business

American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states, as well as the District of Columbia, American Samoa and Guam, with approximately 35% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America.

(b)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

(c)	Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

(d)	Investments

Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity and are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held to maturity or for trading are classified as available for sale and carried at fair value. Fair values of investments classified as trading and as available for sale are based on quoted market prices. All of the Company’s investments are classified as available for sale or trading.

8	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder’s equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

Because the Company’s primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company does not invest in any fixed maturities that are below investment-grade. The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

(e)	Recognition of Premium Revenue and Costs

Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company’s earnings related to annuity products are impacted by conditions in the overall interest rate environment.

Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

9	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

(f)	Policy Acquisition Costs

The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company’s experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

(g)	Policy Liabilities

Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company’s experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable are discounted at 6.25% and 6.00% at December 31, 2007 and 2006, respectively. The group disability reserves for benefits payable are discounted at 6.25% at December 31, 2007 and 2006. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company’s best estimate of the ultimate value, the actual results may vary from these values in either direction.

(h)	Reinsurance

The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method as prescribed by SFAS No. 109, Accounting for Income Taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

10	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

In June 2006, FASB Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of SFAS No. 109 (FIN 48), was issued. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with SFAS No. 109. This interpretation requires that realization of an uncertain income tax position must be “more likely than not” (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the financial statements. Further, this Interpretation prescribes the benefit to be recorded in the financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. FIN 48 also provides guidance on derecognition, tax-related calculation and classification of interest and penalty accruals, new disclosures, and transition. The Company adopted FIN 48 as required for its annual reporting period beginning January 1, 2007. A cumulative-effect adjustment for the Company was recognized in retained earnings as of January 1, 2007 as provided by the FIN 48 transition guidance. The Company recognizes any interest accrued related to uncertain tax positions in interest expense and any penalties accrued related to uncertain tax positions in operating expense.

(j)	Equipment

Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

(k)	Separate Accounts

The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company’s assets. The assets are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 17 segregated subaccounts for Account B and the 17 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners. The assets are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

(l)	Basic Net Income Per Share

Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2007, 2006, and 2005, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

11	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

(m)       Comprehensive Income

The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income and changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and is presented in the consolidated statements of stockholder’s equity.

(n)	Derivative in Funds Withheld under Reinsurance Contract

The Company has adopted SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. AFA’s funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract.

The decrease in the embedded derivative for the years ended December 31, 2007, 2006, and 2005 of approximately $8,693,000, $17,509,000, and $7,310,000, respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.

(o)	Recently Adopted Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs and unearned inducements associated with the replaced contract. The guidance in SOP 05-1 has been adopted, effective January 1, 2007. The Company has evaluated the impact of SOP 05-1 and has determined it has no material impact on the financial statements.

In February 2006, the FASB issued SFAS No. 155, “Accounting for Certain Hybrid Financial Instruments”, an amendment of SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” and SFAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” This statement permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives and amends SFAS No. 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The statement is effective for all financial statements acquired or issued after the beginning of the Company’s fiscal year that begins

12	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

after September 15, 2006. The adoption of SFAS No. 155 has not had any impact on our consolidated financial statements.

(p)	New Accounting Pronouncements

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under other accounting pronouncements that permit or require fair value measurements, changes the methods used to measure fair value and expands disclosures about the fair value measurements. In particular, disclosures are required to provide information on the extent to which fair value is used to measure assets and liabilities; the inputs used to develop measurements; and the effect of certain measurements on earnings (or changes in net assets). SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the potential impact, if any, that the adoption of SFAS No. 157 will have on its consolidated financial statements.

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities-Including an Amendment of SFAS No. 115”, which allows for the option to measure financial instruments and certain other items at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. SFAS No. 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating the potential impact, if any, that the adoption of SFAS No. 159 will have on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 141(R), “Business Combinations” of which the objective is to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. The new standard requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. SFAS No. 141(R) is effective for fiscal years beginning after December 15, 2008. The Company does not expect the adoption of SFAS No. 141(R) to have a material impact on its consolidated financial statements.

(q)	Reclassifications

Certain prior year amounts have been reclassified to conform with the current year presentation.

(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2007, 2006, and 2005 of approximately $23,006,000, $25,531,000, and $19,507,000, respectively. The Company reported statutory capital and surplus at December 31, 2007 and 2006 of approximately $213,644,000 and $200,447,000, respectively.

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

13	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

The RBC guidelines define specific capital levels based on a company’s ACLC that are determined by the ratio of the company’s total adjusted capital (TAC) to its ACLC. TAC is equal to statutory capital plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

At December 31, 2007 and 2006, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):

	2007	2006	2005
Interest on fixed maturities	$130,153	122,603	116,481
Dividends on equity securities	60	428	623
Interest on mortgage loans	22,537	22,681	21,559
Investment real estate income	5	5	5
Interest on policy loans	2,733	2,606	2,752
Interest on short-term investments	442	227	1,144
Net realized (losses) gains	(659)	1,261	117
Change in fair value of trading investments	(8,866)	(17,378)	(7,105)
Other	226	179	1,058
	146,631	132,612	136,634
Less reinsurance allowance for investment
income under funds withheld arrangement
(note 12)	(38,569)	(37,441)	(35,996)
Less investment expenses	(27,703)	(26,764)	(24,625)
Net investment income	$80,359	68,407	76,013

14	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Net realized (losses) gains and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

	2007		2006		2005
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Fixed maturities available for sale	$(4,326)	(2,570)	467	(13,619)	2,835	(35,920)
Equity securities available for sale	(746)	1,741	1,153	(1)	71	877
Trading securities	28	(8,866)	265	(17,378)	150	(7,105)
Other-than-temporary impairments	(1,552)	—	—	—	(363)	—
Mortgage loans and real estate	(226)	—	92	—	(273)	—
Short term and other	6,163	—	(716)	—	(2,303)	—

	$(659)	(9,695)	1,261	(30,998)	117	(42,148)

Included in the above realized (losses) gains is the increase in the allowance for possible losses on mortgage loans of $129,000, $70,000, and $273,000 in 2007, 2006, and 2005, respectively.

The gross unrealized holding gains on equity securities available for sale were approximately $4,264,000 and $3,051,000 in 2007 and 2006, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $528,000 in 2006.

The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

	December 31, 2007
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$2,488	79	—	2,567
Obligations of U.S. government
sponsored agencies	292,619	7,017	(335)	299,301
States and territories	26,975	505	(121)	27,359
Corporate securities	615,106	9,598	(13,746)	610,958
Mortgage-backed securities	749,592	2,341	(26,028)	725,905
Total	$1,686,780	19,540	(40,230)	1,666,090

15	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

	December 31, 2006
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	Cost	gains	losses	fair value
U.S. Treasury securities	$2,486	—	(72)	2,414
Obligations of U.S. government
sponsored agencies	308,190	1,300	(5,098)	304,392
States and territories	10,663	106	(198)	10,571
Corporate securities	482,955	8,625	(7,967)	483,613
Mortgage-backed securities	673,779	1,695	(16,511)	658,963
Total	$1,478,073	11,726	(29,846)	1,459,953

The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2007 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value
Due in one year or less	$23,566	23,666
Due after one year through five years	145,878	149,678
Due after five years through ten years	368,413	367,824
Due after ten years	399,331	399,017
	937,188	940,185
Mortgage-backed securities	749,592	725,905
Total	$1,686,780	1,666,090

Proceeds from sales of investments in fixed maturities available for sale were approximately $52,729,000, $201,440,000, and $70,260,000 in 2007, 2006, and 2005, respectively. Gross gains of approximately $5,421,000 and $4,282,000 were realized in 2006 and 2005, respectively. Gross losses of approximately $4,451,000, $6,711,000, and $1,769,000 were realized on those sales in 2007, 2006, and 2005, respectively. In addition, the Company realized net gains of approximately $125,000, $1,757,000, and $322,000 during 2007, 2006, and 2005, respectively, on investments in fixed maturities that were called or prepaid. During 2007 and 2005, the Company had one security that was other–than-temporarily impaired which created a loss of $1,552,000 and $363,000, respectively.

The Company’s common stock consists of holdings in banks and trust and insurance companies, primarily in Federal Home Loan Bank common stock.

16	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

At December 31, 2007 and 2006, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $622,249,000 and $596,617,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2007, 2006, and 2005 were approximately $28,000, $265,000, and $150,000, respectively, and are included in net investment income. Net unrealized holding gains on trading securities held at December 31, 2007 and 2006 were approximately $4,183,000 and $13,049,000, respectively.

Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2007
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Obligations of U.S. government
sponsored agencies	$—	—	9,040	(335)	9,040	(335)
States and territories	—	—	4,861	(121)	4,861	(121)
Corporate securities	151,187	(6,972)	134,331	(6,774)	285,518	(13,746)
Mortgage-backed securities	168,676	(4,422)	404,168	(21,606)	572,844	(26,028)

Total	$319,863	(11,394)	552,400	(28,836)	872,263	(40,230)

	December 31, 2006
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities	$—	—	2,414	(72)	2,414	(72)
Obligations of U.S. government
sponsored agencies	48,524	(353)	175,942	(4,745)	224,466	(5,098)
States and territories	—	—	4,782	(198)	4,782	(198)
Corporate securities	85,610	(1,924)	160,457	(6,043)	246,067	(7,967)
Mortgage-backed securities	125,011	(1,014)	427,720	(15,497)	552,731	(16,511)

Subtotal debt securities	259,145	(3,291)	771,315	(26,555)	1,030,460	(29,846)

Preferred stocks	3,472	(528)	—	—	3,472	(528)

Subtotal equity securities	3,472	(528)	—	—	3,472	(528)

Total	$262,617	(3,819)	771,315	(26,555)	1,033,932	(30,374)

The unrealized losses in U.S. Treasury securities and obligations of U.S. government sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

17	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to market conditions and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in market conditions and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

The investments included in mortgage-backed securities are comprised of U.S. government sponsored agency, mortgage-backed securities, U.S. government sponsored agency-backed collateralized mortgage obligations, and corporate trustee issued (AAA rated) whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of current market conditions in the mortgage-backed sector. The unrealized losses are not a result of deteriorating credit quality. There have been no adverse changes to projected future cash flows of these securities. The contractual cash flows of these securities are either a direct obligation of a U.S. government sponsored agency or of a corporate trustee with the added benefit of the underlying mortgage collateral. Because the decline in fair value is attributable to changes in market conditions and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

At December 31, 2007 and 2006, investments with carrying values of approximately $2,823,000 and $2,767,000, respectively, were on deposit with state insurance departments as required by statute.

(4)	Fair Value of Financial Instruments

A summary of the Company’s financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value

Financial assets:
Cash	$32,278	32,278	34,014	34,014
Short-term and other investments	34,210	34,210	72,855	72,855
Accounts receivable	68,723	68,723	64,761	64,761
Accrued investment income	27,171	27,171	23,394	23,394
Reinsurance receivables on paid
and unpaid benefits	816,072	816,072	768,802	768,802
Policy loans	28,165	28,165	28,325	28,325
Fixed maturities available for sale	1,666,090	1,666,090	1,459,953	1,459,953
Equity securities available for sale	20,999	20,999	23,258	23,258
Trading investments	622,249	622,249	596,617	596,617
Mortgage loans	324,558	342,181	311,622	327,499
Financial liabilities:
Certain policy liabilities	836,308	834,534	810,747	808,600
Derivative in funds withheld under
reinsurance contract	7,502	7,502	16,195	16,195
Other liabilities	137,238	137,238	106,748	106,748
Notes payable	443,319	448,460	371,643	369,811

18	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

Policy Loans

Policy loans have average interest yields of approximately 6.81% and 6.63% as of December 31, 2007 and 2006, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

Fixed Maturities and Trading Investments

The fair value of fixed maturities and trading investments are estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments, and the instruments being valued.

Equity Securities

The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources, so fair value estimates are based on analyses of factors such as cost, underlying equity of the subject company, and changes in market conditions.

Mortgage Loans

Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 6.70% and 6.77% for December 31, 2007 and 2006, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 5.97% and 6.14% for December 31, 2007 and 2006, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

19	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(In thousands)		(In thousands)
Funds held under deposit
administration contracts	$793,808	791,011	764,433	761,007
Annuities	42,500	43,523	46,314	47,593

Derivative in Funds Withheld under Reinsurance Contract

The fair value of the Company’s derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

Notes Payable

The fair value of the Company’s notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are at or near the carried rates because the notes have relatively short terms or carry the option of conversion to an adjustable rate.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

20	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

(5)  Deferred Policy Acquisition Costs

Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

	Life and	Accident and
	annuity	health	Total
Year ended December 31, 2007:
Deferred costs	$11,988	78,220	90,208
Amortization	(9,175)	(45,950)	(55,125)
Net increase	$2,813	32,270	35,083
Year ended December 31, 2006:
Deferred costs	$13,136	67,042	80,178
Amortization	(5,136)	(42,236)	(47,372)
Net increase	$8,000	24,806	32,806
Year ended December 31, 2005:
Deferred costs	$14,219	60,102	74,321
Amortization	(6,082)	(44,206)	(50,288)
Net increase	$8,137	15,896	24,033

(6)	Reserves for Future Policy Benefits

Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

			Interest
	2007	2006	assumptions
Life and annuity reserves:
Issued prior to 1970	$3,064	3,148	4.75%
Issued 1970 through 1980	29,707	29,776	6.75% to 5.25%
Issued after 1982 (indeterminate
premium products)	780	775	10.00% to 8.50%
Issued through 1987 (acquired business)	1,153	1,189	11.00%
Issued 1981-1994 (all other)	38,707	37,284	8.50% to 7.00%
Issued after 1994 (all other)	50,012	42,941	Various
Life contingent annuities	31,837	34,061	Various *
Group term life waiver of premium
disabled lives	8,747	8,888	6.00%
Reserves acquired through assumption
reinsurance agreement (note 12)	702,788	673,613	5.50% to 2.25%
	$866,795	831,675

* These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

21	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Assumptions as to mortality are based on the Company’s prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company’s prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)	Liability for Benefits Payable

Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2007, 2006, and 2005 was (in thousands):

	2007	2006	2005
Liability beginning of year, net of reinsurance	$87,592	79,299	70,465
Incurred related to:
Current year	302,820	259,096	236,786
Prior years	(14,261)	(1,984)	(139)
Total incurred	288,559	257,112	236,647
Paid related to:
Current year	166,930	138,170	131,921
Prior years	104,009	110,649	95,892
Total paid	270,939	248,819	227,813
Liability end of year, net of reinsurance	$105,212	87,592	79,299

Reinsurance recoverables on paid losses were $3,163,000 and $7,204,000 at December 31, 2007 and 2006, respectively.

The provision for benefits pertaining to prior years decreased approximately $14,261,000 in 2007 from the prior year estimate. This decrease is due to better than anticipated GAAP experience in the group medical and disability lines of business of approximately $8,970,000; cancer business of $4,525,000; and life business of $765,000. At year-end 2006, an effort was made to strengthen the Company’s group disability reserves due to emerging trends in unfavorable developments. Improving loss ratios in 2007 allowed some of those higher reserves to be released for reserve redundancies. At year-end 2006, there was also an increase in reserves relating to group medical due to backlog concerns with a third party administrator. These concerns did not materialize to the extent the Company had anticipated.

The provision for benefits pertaining to prior years decreased approximately $1,984,000 in 2006 from the prior year estimate. This decrease is due to worse than anticipated GAAP experience in the group medical and disability lines of business of approximately $5,130,000. Cancer claim lags had lengthened in 2005, but return to more normal patterns in 2006. That result, coupled with better than anticipated experience in the cancer line of business accounted for approximately $6,130,000 of the decrease and better than anticipated experience on life claims account for approximately $985,000.

22	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The provision for benefits pertaining to prior years decreased approximately $139,000 in 2005 from the prior-year estimate. This decrease is due to better than anticipated experience in the group medical and disability lines of business of approximately $3,500,000, a lengthening of claim lags in the cancer line of business that accounted for a shortfall of approximately $4,100,000, and better than expected experience in life claims of approximately $700,000.

(8)	Notes Payable

Notes payable as of December 31 are summarized as follows (in thousands):

	2007	2006
Lines of credit with Federal Home Loan Bank, maturities
ranging from 2008 to 2017, interest due monthly, rates
ranging from 2.73% to 6.87%, some of which are subject
to conversion to an adjustable rate	$373,214	371,643
5.31% repurchase agreement, due in 2008, interest due
quarterly, interest rate resets quarterly (3 month LIBOR
minus 5.5 basis points), counter party is JPMorgan Chase	15,000	—
4.90% repurchase agreement, due in 2010, interest due
semi-annually, counter party is JPMorgan Chase	15,000	—
4.99% repurchase agreement, due in 2013, interest due
quarterly, counter party is Merrill Lynch	25,105	—
5.11% repurchase agreement, due in 2017, interest due
quarterly, counter party is Merrill Lynch	15,000	—
	$443,319	371,643

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $373,214,000 and $371,643,000 at December 31, 2007 and 2006, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $417,744,000 and $409,212,000 at December 31, 2007 and 2006, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at JPMorgan Chase Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 208,100 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $20,810,000 at December 31, 2007.

The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2007.

Interest expense for the years ended December 31, 2007, 2006, and 2005 totaled approximately $18,975,000 and $17,415,000, and $16,474,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

23	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2007 are as follows (in thousands):

2008	$34,928
2009	35,429
2010	81,429
2011	1,428
2012	10,000
2013 and thereafter	280,105
$443,319

(9)	Income Taxes

Total 2007 and 2006 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes and the dividends received deduction.

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2007	2006
Deferred tax assets:
Fixed maturities	$7,776	2,481
Other investments	1,594	915
Life and health reserves	28,871	31,296
Other liabilities and assets	7,606	1,347
Litigation accruals	3,794	140
Compensation and retirement	3,483	2,644
Real estate and equipment	1,838	1,793
Derivative in funds withheld under reinsurance
contract	2,626	5,668
Total deferred tax assets	57,588	46,284
Deferred tax liabilities:
Equity securities	(1,492)	(883)
Deferred policy acquisition costs	(112,578)	(101,664)
Due and deferred premiums	(18,661)	(16,046)
Total deferred tax liabilities	(132,731)	(118,593)
Net deferred tax liability	$(75,143)	(72,309)

Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

The Company and its subsidiaries are included in AFC’s consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other liabilities include current income taxes payable of approximately $5,361,000 at December 31, 2007 and approximately $2,217,000 at December 31, 2006.

24	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders’ Surplus Account (PSA). On January 1, 1984, the balance of the PSA account was fixed and only subject to taxation in the event amounts in the PSA account were distributed to shareholders, or if the balance of the account exceeded certain limitations prescribed by the IRS. On October 22, 2004, President Bush signed into law the American Jobs Creation Act of 2004. Included among the various provisions of the Act was a two-year suspension of the taxation on distributions of amounts from a company’s PSA and reordering rules for current distributions providing that distributions are deemed to reduce the existing PSA balance before reducing amounts available to shareholders. Since all of AFA’s PSA balance was distributed during the two-year suspension period of 2005 and 2006, no federal income tax has been provided for such distributions in the financial statements.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized an increase of approximately $598,000 in the liability for unrecognized tax benefits, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. The Company has a $2,248,000 liability recorded for unrecognized tax benefits as of January 1, 2007, which includes interest and penalties of $321,000. Approximately $224,000 of interest and no penalties have been accrued at December 31, 2007. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is $383,000.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance, January 1, 2007	$1,927
Additions based on tax positions related to the current year	14
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	(519)
Settlements	(847)
Lapse of applicable statute of limitations	(6)

Balance, December 31, 2007	$569

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2004 and state and local income tax examination for years prior to 2003. The Company is not currently under examination by any taxing authority and believes it is reasonably possible that its unrecognized tax benefits will decrease by approximately $260,000 within the next twelve months due to the expiration of the U.S. and Oklahoma statute of limitations.

(10)	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

	Year ended December 31, 2007
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(7,453)	2,608	(4,845)
Plus: reclassification adjustment for
gains included in net income	6,624	(2,318)	4,306
Other comprehensive loss	$(829)	290	(539)

25	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

	Year ended December 31, 2006
	Pretax	Tax	Net
	amount	effect	Amount
Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(15,240)	5,334	(9,906)
Plus: reclassification adjustment for
gains included in net income	1,620	(567)	1,053
Other comprehensive loss	$(13,620)	4,767	(8,853)

	Year ended December 31, 2005
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding loss on available for
sale investments:
Unrealized holding loss arising during
the period	$(37,586)	13,160	(24,426)
Plus: reclassification adjustment for
gains included in net income	2,543	(890)	1,653
Other comprehensive loss	$(35,043)	12,270	(22,773)

At December 31, 2007 and 2006, the component of accumulated other comprehensive loss is as follows (in thousands):

	2007	2006
Unrealized holding losses, net of deferred tax
benefit of $5,478 and $5,461 in 2007 and
2006, respectively	$(10,675)	(10,136)
	$(10,675)	(10,136)

(11)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2007 and 2006, reinsurance receivables with a carrying value of approximately $116,210,000 and $105,405,000, respectively, were associated with five reinsurers. In addition, reinsurance receivables of approximately $648,424,000 and $619,637,000 in 2007 and 2006, respectively, were associated with one reinsurer (see note 12).

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2007 and 2006, the face amounts of life insurance in force that are reinsured amounted to approximately $13,098,000,000 (approximately 70.4% of total life insurance in force) and $13,925,000,000 (approximately 73.3% of total life insurance in force), respectively.

26	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $178,076,000, $185,676,000, and $197,261,000 for life and accident and health reinsurance ceded, and $80,742,000, $64,784,000, and $53,809,000 for life and accident and health reinsurance assumed for the years ended December 31, 2007, 2006, and 2005, respectively.

Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $170,501,000, $182,839,000, and $159,260,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

(12)	Acquired Business
(a)	Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $632,046,000 and $606,662,000 to HLR and maintaining a funds withheld liability at December 31, 2007 and 2006, respectively.

Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra-Life” contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra-Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL’s operations after December 31, 2000 and winding up the receivership proceedings, and the majority of these funds were remitted to the Company in 2003, and the remainder was received in 2007.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is

27	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR. The SPR was approximately $281,000 and $256,000 for 2007 and 2006, respectively.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by the Company in 2007, 2006, and 2005 before tax, was approximately $959,000, $2,997,000, and $3,872,000, respectively, and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

(b)	American Standard Life and Accident Insurance Company

Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $178,000, $210,000, and $245,000 of amortization was recorded in 2007, 2006, and 2005, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2007 and 2006 balance of the PVP asset approximates $858,000 and $1,036,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

An estimate of the amortization of the PVP for the next five years is as follows (in thousands):

2008	$150
2009	127
2010	109
2011	94
2012	82

28	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

(13)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC, covering all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $5,854,000, $6,023,000, and $6,110,000 to the Plan during the years ended December 31, 2007, 2006, and 2005, respectively.

The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $2,196,000, $1,937,000, and $1,948,000 to this plan during the years ended December 31, 2007, 2006, and 2005, respectively.

(14)	Commitments and Contingencies

Rent expense for office space and equipment for the years ended December 31, 2007, 2006 and 2005 was approximately $12,323,000, $12,148,000, and $12,108,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2007 under noncancelable long-term leases are as follows (in thousands):

2008	$2,877
2009	2,394
2010	1,837
2011	1,166
2012	726
Thereafter	63

The Company has outstanding mortgage loan commitments of approximately $10,690,000 and $11,507,000 at December 31, 2007 and 2006, respectively.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2007 and 2006, liabilities for guaranty association assessments totaled $5.0 million and $4.8 million, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2007, 2006, and 2005.

The Company is named as defendant in lawsuits involving disputes over the method used by the Company to process cancer claims. Remedies sought include both actual and punitive damages. There has been no certification for these lawsuits to establish class action. In January 2008, there was a judgment awarded in one such case. In compliance with SFAS No. 5, the full amount of the judgment has been reflected in the 2007 financial statements, in spite of the fact that the Company is in the process of filing for judicial review and will vigorously pursue a reversal or modification in amount. The judgment of $10.8 million has a net impact of $5.1 million on capital and surplus and net income after consideration of reserves and taxes.

29	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other lawsuits, after consideration of the reserves maintained, will not be material to the Company’s financial position.

(15)	Related-Party Transactions

The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2007, 2006, and 2005, rentals paid under these leases were approximately $4,873,000, $4,461,000, and $4,603,000, respectively.

During the years ended December 31, 2007, 2006, and 2005, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $6,874,000, $7,168,000, and $6,140,000, respectively.

During the years ended December 31, 2007, 2006, and 2005, the Company paid management fees to AFC totaling approximately $3,727,000, $3,161,000, and $4,524,000, respectively.

The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $4,983,000, $4,687,000, and $4,394,000 in 2007, 2006, and 2005, respectively.

During 2007, 2006, and 2005, the Company paid cash dividends to AFC of approximately $13,636,000, $11,559,000, and $13,790,000, respectively.

During 2007, 2006, and 2005, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,646,000, $2,681,000, and $3,177,000 for the years ended December 31, 2007, 2006, and 2005, respectively, and is included in selling costs and other operating, administrative, and general expenses.

An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

(16)	Segment Information

The Company’s reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America.

Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

30	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

The following summary, representing revenues and pretax income from continuing operations and identifiable assets for the Company’s reportable segments as of and for the years ended December 31, 2007, 2006, and 2005, is as follows (in thousands):

	Years ended December 31,
	2007	2006	2005
Revenue
American Fidelity Education Services
Division	$389,372	352,962	319,778
Association Worksite Division	137,498	135,875	139,832
Strategic Alliances Division	115,415	76,994	74,843
Life Division	12,505	2,641	6,979
Noninsurance operations	2,226	2,133	2,085
Total consolidated revenue	$657,016	570,605	543,517
Premiums and annuity and universal
life considerations
American Fidelity Education Services
Division	$302,854	266,456	237,518
Association Worksite Division	122,863	118,376	122,517
Strategic Alliances Division	121,310	82,694	72,720
Life Division	8,194	7,359	5,606
Noninsurance operations	—	—	—
Total consolidated premiums and
annuity and universal life
considerations	$555,221	474,885	438,361
Net investment income (loss)
American Fidelity Education Services
Division	$73,694	68,015	64,430
Association Worksite Division	9,301	9,555	10,175
Strategic Alliances Division	1,624	1,559	3,649
Life Division	(4,260)	(10,724)	(2,243)
Noninsurance operations	—	2	2
Total consolidated net
investment income	$80,359	68,407	76,013

31	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2007, 2006, and 2005

	Years ended December 31,
	2007	2006	2005
Amortization of deferred policy
acquisition costs
American Fidelity Education Services
Division	$44,605	37,427	38,828
Association Worksite Division	8,283	7,682	8,920
Strategic Alliances Division	437	301	2,063
Life Division	1,800	1,962	477
Noninsurance operations	—	—	—
Total consolidated amortization
of deferred policy acquisition
costs	$55,125	47,372	50,288
Pretax earnings (loss) including cumulative
effect of change in accounting principle
American Fidelity Education Services
Division	$74,643	65,548	53,152
Association Worksite Division	10,223	8,043	773
Strategic Alliances Division	4,749	2,268	6,173
Life Division	(3,399)	(4,016)	2,287
Noninsurance operations	166	170	120
Total consolidated pretax earnings
including cumulative effect
of change in accounting
principle	$86,382	72,013	62,505

	As of December 31,
	2007	2006
Total assets
American Fidelity Education Services Division	$2,392,230	2,156,831
Association Worksite Division	337,275	310,938
Strategic Alliances Division	155,729	122,225
Life Division	1,529,507	1,503,809
Noninsurance operations	415	362
Total consolidated assets	$4,415,156	4,094,165

32

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

As of December 31, 2007 and 2006

(In thousands)

	2007	2006
Deferred policy acquisition costs:
American Fidelity Education Services Division	$334,574	298,960
Association Worksite Division	62,124	61,358
Strategic Alliances Division	3,280	2,400
Life Division	13,498	15,675
Noninsurance operations	—	—
	$413,476	378,393
Reserves for future policy benefits:
American Fidelity Education Services Division	$639,034	602,194
Association Worksite Division	92,853	90,769
Strategic Alliances Division	85,196	71,410
Life Division	430,284	405,700
Noninsurance operations	—	—
	$1,247,367	1,170,073
Unearned premiums:
American Fidelity Education Services Division	$4,252	2,703
Association Worksite Division	173	312
Strategic Alliances Division	—	—
Life Division	—	—
Noninsurance operations	—	—
	$4,425	3,015
Benefits payable:
American Fidelity Education Services Division	$74,855	63,238
Association Worksite Division	24,948	23,500
Strategic Alliances Division	7,055	4,323
Life Division	1,517	3,735
Noninsurance operations	—	—
	$108,375	94,796

33	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2007, 2006, and 2005

(In thousands)

	2007	2006	2005
Premium revenue and annuity and
universal life considerations:
American Fidelity Education Services
Division	$302,854	266,456	237,518
Association Worksite Division	122,863	118,376	122,517
Strategic Alliances Division	121,310	82,694	72,720
Life Division	8,194	7,359	5,606
Noninsurance operations	—	—	—
	$555,221	474,885	438,361
Net investment income:
American Fidelity Education Services
Division	$73,694	68,015	64,430
Association Worksite Division	9,301	9,555	10,175
Strategic Alliances Division	1,624	1,559	3,649
Life Division	(4,260)	(10,724)	(2,243)
Noninsurance operations	—	2	2
	$80,359	68,407	76,013
Benefits, claims, losses, and
settlement expenses:
American Fidelity Education Services
Division	$214,209	204,349	186,366
Association Worksite Division	56,569	57,639	62,237
Strategic Alliances Division	73,660	48,916	45,296
Life Division	(2,789)	(8,863)	(4,790)
Noninsurance operations	—	—	—
	$341,649	302,041	289,109
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$44,605	37,427	38,828
Association Worksite Division	8,283	7,682	8,920
Strategic Alliances Division	437	301	2,063
Life Division	1,800	1,962	477
Noninsurance operations	—	—	—
	$55,125	47,372	50,288

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2007, 2006, and 2005

(In thousands)

Other operating expenses:
American Fidelity Education Services
Division	$51,084	45,224	43,350
Association Worksite Division	26,934	25,718	28,871
Strategic Alliances Division	6,225	5,527	5,962
Life Division	8,250	11,396	6,983
Noninsurance operations	1,968	1,881	1,887
	$94,461	89,746	87,053

See accompanying report of independent registered public accounting firm.

35

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule IV – Reinsurance

Years ended December 31, 2007, 2006, and 2005

(In thousands)

			Assumed		Percentage
		Ceded	from		of amount
	Gross	to other	other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2007:
Life insurance in force	$18,274,117	13,098,359	324,405	5,500,163	5.90%
Premiums:
Life insurance	$106,203	75,833	1,572	31,942	4.92%
Accident and health insurance	546,352	102,243	79,170	523,279	15.13%

Total premiums	$652,555	178,076	80,742	555,221	14.54%

Year ended December 31, 2006:
Life insurance in force	$18,678,384	13,924,500	318,594	5,072,478	6.28%
Premiums:
Life insurance	$108,225	80,940	1,443	28,728	5.02%
Accident and health insurance	487,552	104,736	63,341	446,157	14.20%

Total premiums	$595,777	185,676	64,784	474,885	13.64%

Year ended December 31, 2005:
Life insurance in force	$19,454,950	14,876,587	382,825	4,961,188	7.72%
Premiums:
Life insurance	$128,347	101,609	1,089	27,827	3.91%
Accident and health insurance	453,466	95,652	52,720	410,534	12.84%

Total premiums	$581,813	197,261	53,809	438,361	12.28%

See accompanying report of independent registered public accounting firm.

36

PART C

OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a)	FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2007

Statements of Operations for the Year Ended December 31, 2007

Statements of Changes in Net Assets for the Years Ended December 31, 2007 and 2006

Financial Highlights

Notes to Financial Statements

American Fidelity Assurance Company

Report of Independent Registered Public Accounting Firm

Consolidated Balance Sheets as of December 31, 2007 and 2006

Consolidated Statements of Income for the Years Ended December 31, 2007, 2006, and 2005

Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2007, 2006, and 2005

Consolidated Statements of Cash Flows for the Years Ended December 31, 2007, 2006, and 2005

Notes to Consolidated Financial Statements

Schedule III – Supplementary Insurance Information

Schedule IV – Reinsurance

(b)	EXHIBITS

1

Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to Exhibit 99.B1 to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

3

Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

4.1	Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
4.2	Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
4.3	403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
4.4	Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.5

Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate). Incorporated by reference to Exhibit 4.6 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

4.6	403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.
4.7	403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.
5	Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant’s registration statement on Form N-4 filed on April 23, 1997.
6.1

Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on October 10, 1997.

6.2

Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on April 24, 1998.

8.1

Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.1.1

Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Services, Inc. dated April 6, 2001. Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.1.2

Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.1.4

Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.1.4 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.1.3

Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.2

Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by reference to Exhibit 8.16 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.2.1

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.2.2

Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003. Incorporated by reference to Exhibit 8.2.2 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.2.3

Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective May 1, 2007. Incorporated by reference to Exhibit 8.2.3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.2.4

Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. Incorporated by reference to Exhibit 8.17 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.2.5

Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February 28, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.2.6

Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007. Incorporated by reference to Exhibit 8.2.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.2.7

Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.3

Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant’s registration statement on Form N-4 on April 30, 1999.

8.3.1

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.3.2

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.3.3

Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation. Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.4

Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999. Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.5

Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.3.6

2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.3.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.4

Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.4.1

First Amendment to Fund Participation Agreement, amending Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.4.2

Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002, amending Fund Participation Agreement dated December 22, 1998. Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.4.3

Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4.3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.5

Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.5.1

Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5.1 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.6

Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999. Incorporated by reference to Exhibit 8.21 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.6.1

First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005. Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

9*	Opinion and Consent of Counsel.
10*	Consent of Independent Registered Public Accounting Firm.
99*	Organizational Chart of American Fidelity Assurance Company.

________________________

*	Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Robert D. Brearton 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President and Chief Financial Officer
Lynda L. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
William M. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Chairman of the Board, President and Chief Executive Officer, Director
David R. Carpenter 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President, Treasurer
William E. Durrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Chairman of the Board, Director
Charles R. Eitel One Concourse Parkway, Suite 800 Atlanta, Georgia 30328	Director
Theodore M. Elam 10th Floor, Two Leadership Square 211 North Robinson Oklahoma City, Oklahoma 73102	Director
Stephen P. Garrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Vice President, Secretary, Chief Compliance Officer
Alfred L. Litchenburg 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President
David R. Lopez 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Galen P. Robbins, M.D. 11901 Quail Creek Road Oklahoma City, Oklahoma 73120	Director

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 2008, there were 166 non-qualified contract owners and 20,335 qualified contract owners.

ITEM 28.  INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a)        American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b)        American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c)        To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)        American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.®

(b)        The following persons are the officers and directors of American Fidelity Securities, Inc. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address	Positions and Offices with Underwriter
David R. Carpenter	Director, Chairman, Chief Executive Officer and Treasurer and Investment Company and Variable Contracts Products Principal
Stephen P. Garrett	Director, Senior Vice President and Secretary
Cherie L. Horsfall	Assistant Vice President, Operations Officer, and Investment Company and Variable Contracts Products Principal
Katherine I. Leviant	Assistant Vice President, Chief Compliance Officer, and Investment Company and Variable Contract Products Principal
Nancy K. Steeber	Director, President, Chief Operations Officer and Investment Company and Variable Contracts Products Principal
Shirley K. Williams	Assistant Vice President, Chief Financial Officer, and Financial and Operations Principal

(c)        The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2007 were $768,781, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

REPRESENTATIONS

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.   Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.   Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.   Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.   Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(a) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 30, 2008.

AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant)
By:	American Fidelity Assurance Company (Depositor)

	By:	/s/ David R. Carpenter
David R. Carpenter, Executive Vice President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)

By:	/s/ David R. Carpenter
David R. Carpenter, Executive Vice President

Each of the undersigned hereby appoints David R. Carpenter, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2008.

Signature	Title
Director
Lynda L. Cameron
/s/ William M. Cameron	Chairman, President, Chief Executive Officer and
William M. Cameron	Director (Principal Executive Officer)
/s/ David R. Carpenter	Executive Vice President and Treasurer (Principal
David R. Carpenter	Financial and Accounting Officer)
/s/ William E. Durrett
William E. Durrett	Senior Chairman of the Board and Director
/s/ Charles R. Eitel
Charles R. Eitel	Director
/s/ Theodore M. Elam
Theodore M. Elam	Director
/s/ David R. Lopez
David R. Lopez	Director
/s/ Paula Marshall
Paula Marshall	Director
/s/ Galen P. Robbins	Director
Galen P. Robbins, M.D.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of the Separate Account.	Incorporated herein by reference
3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated herein by reference
4.1	Flexible Premium Variable and Fixed Deferred Annuity.	Incorporated herein by reference
4.2	Loan Rider.	Incorporated herein by reference
4.3	403(b) Annuity Rider.	Incorporated herein by reference
4.4	Individual Retirement Annuity Rider.	Incorporated herein by reference
4.5	Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).	Incorporated herein by reference
4.6	403(b) Plan Loan Rider.	Incorporated herein by reference
4.7	403(b) Annuity Rider.	Incorporated herein by reference
5	Application Form.	Incorporated herein by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company.	Incorporated herein by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated herein by reference
8.1	Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc.	Incorporated herein by reference
8.1.1	Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Services, Inc. dated April 6, 2001	Incorporated herein by reference
8.1.2	Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.	Incorporated herein by reference

8.1.3	Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.	Incorporated herein by reference
8.1.4	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.	Incorporated herein by reference
8.2	Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc.	Incorporated herein by reference
8.2.1	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.	Incorporated herein by reference
8.2.2	Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.	Incorporated herein by reference
8.2.3	Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective May 1, 2007.	Incorporated herein by reference
8.2.4	Administrative Services Agreement dated May 1. 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated herein by reference
8.2.5	Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Management, L.P. dated February 28, 2005.	Incorporated herein by reference
8.2.6	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated herein by reference
8.2.7	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated herein by reference

8.3

Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.

Incorporated herein by reference
8.3.1

Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.

Incorporated herein by reference
8.3.2

Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.

Incorporated herein by reference
8.3.3	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated herein by reference
8.3.4	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated herein by reference
8.3.5	Amendment No. 2 to the Agreement between the Dreyfus Corporation and American Fidelity Assurance Company Dated March 15, 2005.	Incorporated herein by reference
8.3.6	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated herein by reference
8.4	Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.	Incorporated herein by reference
8.4.1	First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.	Incorporated herein by reference
8.4.2	Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.	Incorporated herein by reference

8.4.3	Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated herein by reference
8.5	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated herein by reference
8.5.1

Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.

Incorporated herein by reference
8.6	Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999.	Incorporated herein by reference
8.6.1	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.	Incorporated herein by reference
9	Opinion and Consent of Counsel.	Filed herewith electronically
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith electronically
99	Organizational Chart of American Fidelity Assurance Company.	Filed herewith electronically